UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7205

Variable Insurance Products Fund III

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Growth & Income Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Microsoft Corp.	3.9
Bank of America Corp.	3.1
Exxon Mobil Corp.	3.0
Apple, Inc.	2.6
Comcast Corp. Class A	2.5
JPMorgan Chase & Co.	2.5
Citigroup, Inc.	2.5
Chevron Corp.	2.2
Wells Fargo & Co.	2.2
Suncor Energy, Inc.	2.2
26.7

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	20.0
Information Technology	16.1
Energy	14.5
Health Care	13.6
Industrials	11.4

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *,**
Stocks	97.7%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 14.0%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	10,100	$636,401
DineEquity, Inc.	30,400	2,273,920
Dunkin' Brands Group, Inc.	85,900	5,933,113
Papa John's International, Inc.	17,800	902,816
Starbucks Corp.	2,900	141,665
		9,887,915
Media - 4.5%
Comcast Corp. Class A	1,081,562	35,486,049
Interpublic Group of Companies, Inc.	338,800	7,941,472
Omnicom Group, Inc.	37,600	2,867,752
The Walt Disney Co.	159,000	16,664,790
Viacom, Inc. Class B (non-vtg.)	35,400	1,067,664
		64,027,727
Multiline Retail - 0.3%
Target Corp.	54,977	4,184,849
Specialty Retail - 2.7%
L Brands, Inc.	150,100	5,535,688
Lowe's Companies, Inc.	167,717	16,028,714
Ross Stores, Inc.	60,600	5,135,850
TJX Companies, Inc. (a)	112,700	10,726,786
		37,427,038

TOTAL CONSUMER DISCRETIONARY		115,527,529

CONSUMER STAPLES - 7.4%
Beverages - 1.3%
The Coca-Cola Co.	402,853	17,669,133
Food & Staples Retailing - 1.2%
Walmart, Inc.	197,700	16,933,005
Food Products - 0.4%
Campbell Soup Co. (b)	39,300	1,593,222
The Hershey Co.	39,200	3,647,952
		5,241,174
Household Products - 1.7%
Kimberly-Clark Corp.	40,700	4,287,338
Procter & Gamble Co.	210,750	16,451,145
Reckitt Benckiser Group PLC	31,079	2,553,601
Spectrum Brands Holdings, Inc.	11,100	905,982
		24,198,066
Tobacco - 2.8%
Altria Group, Inc.	466,300	26,481,177
British American Tobacco PLC sponsored ADR	257,000	12,965,650
		39,446,827

TOTAL CONSUMER STAPLES		103,488,205

ENERGY - 14.5%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	222,100	7,335,963
Nabors Industries Ltd.	150,100	962,141
National Oilwell Varco, Inc.	105,800	4,591,720
Oceaneering International, Inc.	133,200	3,391,272
		16,281,096
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	41,400	3,032,550
BP PLC sponsored ADR	304,293	13,894,018
Cabot Oil & Gas Corp.	232,300	5,528,740
Cenovus Energy, Inc.	1,704,224	17,694,944
Cenovus Energy, Inc.	7,000	72,660
Chevron Corp.	248,118	31,369,559
ConocoPhillips Co.	133,195	9,273,036
Enterprise Products Partners LP	78,200	2,163,794
Equinor ASA sponsored ADR	186,100	4,914,901
Exxon Mobil Corp.	509,900	42,184,027
Golar LNG Ltd.	117,100	3,449,766
Imperial Oil Ltd.	181,200	6,023,231
Legacy Reserves LP (b)(c)	205,688	1,419,247
Suncor Energy, Inc.	742,760	30,226,798
Teekay LNG Partners LP	76,500	1,289,025
The Williams Companies, Inc.	309,590	8,392,985
Williams Partners LP	157,505	6,393,128
		187,322,409

TOTAL ENERGY		203,603,505

FINANCIALS - 20.0%
Banks - 13.2%
Bank of America Corp.	1,556,332	43,872,999
BNP Paribas SA	7,100	441,019
Citigroup, Inc.	512,018	34,264,245
Cullen/Frost Bankers, Inc.	1,900	205,656
First Hawaiian, Inc.	34,100	989,582
JPMorgan Chase & Co.	339,832	35,410,494
M&T Bank Corp.	800	136,120
PNC Financial Services Group, Inc.	82,772	11,182,497
SunTrust Banks, Inc.	238,964	15,776,403
U.S. Bancorp	250,798	12,544,916
Wells Fargo & Co.	548,769	30,423,753
		185,247,684
Capital Markets - 5.7%
Apollo Global Management LLC Class A (a)	93,400	2,976,658
Charles Schwab Corp. (a)	135,684	6,933,452
KKR & Co. LP	407,793	10,133,656
Morgan Stanley	191,883	9,095,254
Northern Trust Corp.	174,345	17,938,357
Oaktree Capital Group LLC Class A	70,100	2,849,565
S&P Global, Inc.(a)	31,000	6,320,590
State Street Corp.	254,779	23,717,377
		79,964,909
Insurance - 0.9%
Chubb Ltd.	11,300	1,435,326
Marsh & McLennan Companies, Inc.	55,742	4,569,172
MetLife, Inc.	135,400	5,903,440
The Travelers Companies, Inc.	5,700	697,338
		12,605,276
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	178,950	2,902,569

TOTAL FINANCIALS		280,720,438

HEALTH CARE - 13.4%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (c)	74,600	9,261,590
Amgen, Inc.	83,150	15,348,659
Biogen, Inc. (c)	2,700	783,648
Intercept Pharmaceuticals, Inc. (c)	31,958	2,681,596
		28,075,493
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	3,500	838,460
Boston Scientific Corp. (c)	71,800	2,347,860
Danaher Corp.	51,100	5,042,548
Fisher & Paykel Healthcare Corp.	69,190	697,781
ResMed, Inc.	12,800	1,325,824
Steris PLC	11,300	1,186,613
Zimmer Biomet Holdings, Inc.	10,900	1,214,696
		12,653,782
Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	98,710	8,417,002
Anthem, Inc.	35,600	8,473,868
Cardinal Health, Inc.	176,300	8,608,729
Cigna Corp.	41,190	7,000,241
CVS Health Corp.	324,064	20,853,518
Fresenius Medical Care AG & Co. KGaA sponsored ADR	35,300	1,777,355
Humana, Inc.	11,500	3,422,745
McKesson Corp.	68,788	9,176,319
Patterson Companies, Inc.	158,043	3,582,835
UnitedHealth Group, Inc.	25,700	6,305,238
		77,617,850
Pharmaceuticals - 4.9%
Allergan PLC	17,600	2,934,272
AstraZeneca PLC sponsored ADR	147,000	5,161,170
Bayer AG	77,516	8,513,087
GlaxoSmithKline PLC sponsored ADR	558,394	22,508,862
Johnson & Johnson	148,959	18,074,685
Novartis AG sponsored ADR	7,025	530,669
Perrigo Co. PLC	10,100	736,391
Sanofi SA	53,138	4,264,831
Teva Pharmaceutical Industries Ltd. sponsored ADR	252,903	6,150,601
		68,874,568

TOTAL HEALTH CARE		187,221,693

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	30,300	5,648,223
Meggitt PLC	39,705	258,493
Rolls-Royce Holdings PLC	246,000	3,204,170
United Technologies Corp.	169,387	21,178,457
		30,289,343
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	50,300	4,208,098
Expeditors International of Washington, Inc.	15,495	1,132,685
United Parcel Service, Inc. Class B	159,872	16,983,203
		22,323,986
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	48,200	2,081,758
Ritchie Brothers Auctioneers, Inc.	20,900	712,856
		2,794,614
Electrical Equipment - 0.7%
Acuity Brands, Inc.	43,600	5,051,932
Hubbell, Inc. Class B	37,479	3,963,029
Rockwell Automation, Inc.	4,200	698,166
		9,713,127
Industrial Conglomerates - 1.7%
3M Co.	1,400	275,408
General Electric Co.	1,791,150	24,377,552
		24,652,960
Machinery - 1.1%
Donaldson Co., Inc.	29,200	1,317,504
Flowserve Corp.	181,200	7,320,480
PACCAR, Inc.	4,000	247,840
Snap-On, Inc.	11,400	1,832,208
Wabtec Corp.	49,700	4,899,426
		15,617,458
Professional Services - 0.3%
Nielsen Holdings PLC	117,700	3,640,461
Road & Rail - 2.5%
CSX Corp. (a)	89,547	5,711,308
J.B. Hunt Transport Services, Inc. (a)	71,882	8,737,257
Norfolk Southern Corp.	47,793	7,210,530
Union Pacific Corp.	97,000	13,742,960
		35,402,055
Trading Companies & Distributors - 1.0%
Bunzl PLC	30,200	914,706
Fastenal Co.	91,900	4,423,147
Howden Joinery Group PLC	40,900	289,429
MSC Industrial Direct Co., Inc. Class A	20,800	1,764,880
Watsco, Inc.	35,692	6,363,170
		13,755,332

TOTAL INDUSTRIALS		158,189,336

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.3%
Cisco Systems, Inc.	416,404	17,917,864
Electronic Equipment & Components - 0.1%
Avnet, Inc.	24,200	1,037,938
Philips Lighting NV (d)	29,400	763,916
		1,801,854
Internet Software & Services - 1.2%
Alphabet, Inc.:
Class A (c)	7,518	8,489,250
Class C (c)	6,983	7,790,584
LogMeIn, Inc.	4,700	485,275
		16,765,109
IT Services - 3.4%
Accenture PLC Class A	14,300	2,339,337
IBM Corp.	17,600	2,458,720
MasterCard, Inc. Class A (a)	24,110	4,738,097
Paychex, Inc.(a)	212,531	14,526,494
Unisys Corp. (c)	214,196	2,763,128
Visa, Inc. Class A	156,676	20,751,736
		47,577,512
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	13,600	1,304,512
Qualcomm, Inc.	398,861	22,384,079
United Microelectronics Corp. sponsored ADR	208,500	587,970
		24,276,561
Software - 5.8%
Micro Focus International PLC	188,038	3,262,708
Microsoft Corp.	558,413	55,065,103
Oracle Corp.	346,091	15,248,769
SAP SE sponsored ADR (b)	68,400	7,911,144
		81,487,724
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	192,658	35,662,922

TOTAL INFORMATION TECHNOLOGY		225,489,546

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	89,400	3,969,360
LyondellBasell Industries NV Class A	75,000	8,238,750
Nutrien Ltd. (b)	148,780	8,093,976
The Scotts Miracle-Gro Co. Class A	28,100	2,336,796
		22,638,882
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (b)	82,300	4,115,823

TOTAL MATERIALS		26,754,705

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	32,200	4,642,274
CoreSite Realty Corp.	33,000	3,657,060
Equinix, Inc.	13,100	5,631,559
Omega Healthcare Investors, Inc.	28,200	874,200
Public Storage	18,200	4,128,852
Sabra Health Care REIT, Inc.	50,600	1,099,538
Spirit MTA REIT (c)	19,000	195,700
Spirit Realty Capital, Inc.	190,000	1,525,700
		21,754,883
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	55,387	1,778,477
Verizon Communications, Inc.	379,680	19,101,701
		20,880,178
UTILITIES - 1.5%
Electric Utilities - 1.3%
Exelon Corp.	303,700	12,937,620
PPL Corp.	141,600	4,042,680
Southern Co.	31,600	1,463,396
		18,443,696
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	120,500	1,615,905
Multi-Utilities - 0.1%
Sempra Energy	13,100	1,521,041

TOTAL UTILITIES		21,580,642

TOTAL COMMON STOCKS
(Cost $1,035,732,749)		1,365,210,660

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	37,600	2,322,458
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	21,800	1,066,146
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%	11,300	1,066,155

TOTAL CONVERTIBLE PREFERRED STOCKS		4,454,759

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	73,045,970	96,402
TOTAL PREFERRED STOCKS
(Cost $4,452,658)		4,551,161
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (d)
(Cost $1,175,020)	EUR 1,100,000	1,370,724
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.93% (e)	40,746,409	40,754,559
Fidelity Securities Lending Cash Central Fund 1.92% (e)(f)	9,370,338	9,372,212
TOTAL MONEY MARKET FUNDS
(Cost $50,125,869)		50,126,771
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,091,486,296)		1,421,259,316
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(19,748,996)
NET ASSETS - 100%		$1,401,510,320

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apollo Global Management, LLC Class A	Chicago Board Options Exchange	230	$733,010	$34.00	7/20/18	$(1,725)
Charles Schwab Corp.	Chicago Board Options Exchange	268	1,369,480	60.00	9/21/18	(7,370)
CSX Corp.	Chicago Board Options Exchange	893	5,695,554	70.00	8/17/18	(41,078)
J.B. Hunt Transport, Inc.	Chicago Board Options Exchange	143	1,738,165	135.00	7/20/18	(3,218)
Mastercard, Inc. Class A	Chicago Board Options Exchange	59	1,159,468	200.00	7/20/18	(13,600)
Paychex, Inc.	Bank of America NA	417	2,850,195	67.50	7/20/18	(71,729)
S&P Global, Inc.	Bank of America NA	149	3,037,961	210.00	8/17/18	(51,511)
TJX Companies, Inc.	Chicago Board Options Exchange	399	3,797,682	97.50	10/19/18	(135,658)
TOTAL WRITTEN OPTIONS						$(325,889)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $14,493,359.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,134,640 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$248,923
Fidelity Securities Lending Cash Central Fund	43,040
Total	$291,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$115,527,529	$115,527,529	$--	$--
Consumer Staples	103,488,205	100,934,604	2,553,601	--
Energy	203,603,505	203,603,505	--	--
Financials	280,720,438	280,720,438	--	--
Health Care	189,544,151	174,443,775	15,100,376	--
Industrials	159,351,884	155,081,568	4,270,316	--
Information Technology	225,489,546	222,226,838	3,262,708	--
Materials	26,754,705	26,754,705	--	--
Real Estate	21,754,883	21,754,883	--	--
Telecommunication Services	20,880,178	20,880,178	--	--
Utilities	22,646,797	21,580,642	1,066,155	--
Corporate Bonds	1,370,724	--	1,370,724	--
Money Market Funds	50,126,771	50,126,771	--	--
Total Investments in Securities:	$1,421,259,316	$1,393,635,436	$27,623,880	$--
Derivative Instruments:
Liabilities
Written Options	$(325,889)	$(202,649)	$(123,240)	$--
Total Liabilities	$(325,889)	$(202,649)	$(123,240)	$--
Total Derivative Instruments:	$(325,889)	$(202,649)	$(123,240)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(325,889)
Total Equity Risk	0	(325,889)
Total Value of Derivatives	$0	$(325,889)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.0%
United Kingdom	5.1%
Canada	4.6%
Germany	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,219,236) — See accompanying schedule: Unaffiliated issuers (cost $1,041,360,427)	$1,371,132,545
Fidelity Central Funds (cost $50,125,869)	50,126,771
Total Investment in Securities (cost $1,091,486,296)		$1,421,259,316
Receivable for investments sold		988,534
Receivable for fund shares sold		256,713
Dividends receivable		2,027,883
Interest receivable		72,258
Distributions receivable from Fidelity Central Funds		90,790
Other receivables		18,663
Total assets		1,424,714,157
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	6,254,082
Payable for fund shares redeemed	6,416,014
Accrued management fee	521,093
Distribution and service plan fees payable	128,226
Written options, at value (premium received $371,128)	325,889
Other affiliated payables	134,774
Other payables and accrued expenses	49,466
Collateral on securities loaned	9,374,290
Total liabilities		23,203,837
Net Assets		$1,401,510,320
Net Assets consist of:
Paid in capital		$997,765,869
Undistributed net investment income		10,271,567
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,656,439
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		329,816,445
Net Assets		$1,401,510,320
Initial Class:
Net Asset Value, offering price and redemption price per share ($416,623,555 ÷ 19,392,374 shares)		$21.48
Service Class:
Net Asset Value, offering price and redemption price per share ($118,143,731 ÷ 5,550,277 shares)		$21.29
Service Class 2:
Net Asset Value, offering price and redemption price per share ($564,153,738 ÷ 26,896,986 shares)		$20.97
Investor Class:
Net Asset Value, offering price and redemption price per share ($302,589,296 ÷ 14,147,343 shares)		$21.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$17,927,036
Interest		37,139
Income from Fidelity Central Funds		291,963
Total income		18,256,138
Expenses
Management fee	$3,110,019
Transfer agent fees	577,709
Distribution and service plan fees	751,514
Accounting and security lending fees	223,537
Custodian fees and expenses	25,488
Independent trustees' fees and expenses	3,124
Audit	36,884
Legal	439
Miscellaneous	5,304
Total expenses before reductions	4,734,018
Expense reductions	(47,978)
Total expenses after reductions		4,686,040
Net investment income (loss)		13,570,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,478,323
Fidelity Central Funds	(832)
Foreign currency transactions	(18,060)
Written options	1,485,825
Total net realized gain (loss)		67,945,256
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,556,721)
Fidelity Central Funds	(91)
Assets and liabilities in foreign currencies	(3,267)
Written options	29,856
Total change in net unrealized appreciation (depreciation)		(76,530,223)
Net gain (loss)		(8,584,967)
Net increase (decrease) in net assets resulting from operations		$4,985,131

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,570,098	$21,619,745
Net realized gain (loss)	67,945,256	83,494,605
Change in net unrealized appreciation (depreciation)	(76,530,223)	98,180,208
Net increase (decrease) in net assets resulting from operations	4,985,131	203,294,558
Distributions to shareholders from net investment income	(2,911,479)	(15,754,100)
Distributions to shareholders from net realized gain	(76,243,735)	(30,718,448)
Total distributions	(79,155,214)	(46,472,548)
Share transactions - net increase (decrease)	49,246,705	139,165,465
Total increase (decrease) in net assets	(24,923,378)	295,987,475
Net Assets
Beginning of period	1,426,433,698	1,130,446,223
End of period	$1,401,510,320	$1,426,433,698
Other Information
Undistributed net investment income end of period	$10,271,567	$–
Distributions in excess of net investment income end of period	$–	$(387,052)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth & Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.71	$20.15	$18.88	$20.78	$19.14	$14.59
Income from Investment Operations
Net investment income (loss)A	.22	.38	.35	.40	.38	.33
Net realized and unrealized gain (loss)	(.18)	2.96	2.38	(.86)	1.63	4.55
Total from investment operations	.04	3.34	2.73	(.46)	2.01	4.88
Distributions from net investment income	(.05)	(.28)	(.32)	(.42)B	(.36)	(.33)
Distributions from net realized gain	(1.22)	(.51)	(1.14)	(1.01)B	(.01)	–
Total distributions	(1.27)	(.78)C	(1.46)	(1.44)D	(.37)	(.33)
Net asset value, end of period	$21.48	$22.71	$20.15	$18.88	$20.78	$19.14
Total ReturnE,F,G	.36%	16.90%	16.08%	(2.27)%	10.47%	33.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	.55%J	.55%	.56%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.55%J	.55%	.56%	.56%	.57%	.57%
Expenses net of all reductions	.54%J	.55%	.56%	.56%	.57%	.57%
Net investment income (loss)	2.04%J	1.78%	1.91%	1.99%	1.90%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$416,624	$433,702	$375,639	$370,704	$406,311	$385,028
Portfolio turnover rateK	44%J	35%	34%	35%	45%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.78 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.507 per share.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.422 and distributions from net realized gain of $1.013 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.52	$19.99	$18.75	$20.64	$19.01	$14.49
Income from Investment Operations
Net investment income (loss)A	.21	.35	.33	.37	.36	.31
Net realized and unrealized gain (loss)	(.18)	2.94	2.35	(.85)	1.62	4.53
Total from investment operations	.03	3.29	2.68	(.48)	1.98	4.84
Distributions from net investment income	(.05)	(.25)	(.31)	(.40)B	(.34)	(.32)
Distributions from net realized gain	(1.22)	(.51)	(1.14)	(1.01)B	(.01)	–
Total distributions	(1.26)C	(.76)	(1.44)D	(1.41)	(.35)	(.32)
Net asset value, end of period	$21.29	$22.52	$19.99	$18.75	$20.64	$19.01
Total ReturnE,F,G	.34%	16.77%	15.94%	(2.35)%	10.39%	33.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.65%	.66%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.65%J	.65%	.66%	.66%	.66%	.67%
Expenses net of all reductions	.64%J	.65%	.66%	.66%	.66%	.67%
Net investment income (loss)	1.94%J	1.68%	1.81%	1.89%	1.80%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$118,144	$125,661	$119,952	$116,035	$135,893	$139,248
Portfolio turnover rateK	44%J	35%	34%	35%	45%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.26 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $1.217 per share.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.308 and distributions from net realized gain of $1.135 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$19.74	$18.54	$20.43	$18.82	$14.35
Income from Investment Operations
Net investment income (loss)A	.19	.32	.30	.34	.32	.28
Net realized and unrealized gain (loss)	(.18)	2.90	2.33	(.85)	1.61	4.48
Total from investment operations	.01	3.22	2.63	(.51)	1.93	4.76
Distributions from net investment income	(.04)	(.23)	(.29)	(.37)B	(.31)	(.29)
Distributions from net realized gain	(1.22)	(.51)	(1.14)	(1.01)B	(.01)	–
Total distributions	(1.26)	(.74)	(1.43)	(1.38)	(.32)	(.29)
Net asset value, end of period	$20.97	$22.22	$19.74	$18.54	$20.43	$18.82
Total ReturnC,D,E	.22%	16.61%	15.81%	(2.54)%	10.23%	33.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.81%	.81%	.81%	.82%
Expenses net of fee waivers, if any	.80%H	.80%	.81%	.81%	.81%	.82%
Expenses net of all reductions	.79%H	.80%	.81%	.81%	.81%	.82%
Net investment income (loss)	1.80%H	1.53%	1.66%	1.74%	1.65%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$564,154	$546,278	$356,194	$290,102	$330,608	$342,586
Portfolio turnover rateI	44%H	35%	34%	35%	45%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Growth & Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.62	$20.07	$18.82	$20.71	$19.09	$14.55
Income from Investment Operations
Net investment income (loss)A	.21	.36	.33	.38	.36	.32
Net realized and unrealized gain (loss)	(.17)	2.96	2.37	(.85)	1.62	4.54
Total from investment operations	.04	3.32	2.70	(.47)	1.98	4.86
Distributions from net investment income	(.05)	(.26)	(.31)	(.40)B	(.35)	(.32)
Distributions from net realized gain	(1.22)	(.51)	(1.14)	(1.01)B	(.01)	–
Total distributions	(1.27)	(.77)	(1.45)	(1.42)C	(.36)	(.32)
Net asset value, end of period	$21.39	$22.62	$20.07	$18.82	$20.71	$19.09
Total ReturnD,E,F	.34%	16.83%	15.96%	(2.32)%	10.33%	33.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%	.64%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.62%I	.63%	.64%	.64%	.65%	.65%
Expenses net of all reductions	.62%I	.63%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.97%I	1.70%	1.83%	1.91%	1.82%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$302,589	$320,793	$278,661	$238,765	$259,462	$192,195
Portfolio turnover rateJ	44%I	35%	34%	35%	45%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.42 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $1.013 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain conversion ratio adjustments, partnerships, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$391,228,930
Gross unrealized depreciation	(65,406,003)
Net unrealized appreciation (depreciation)	$325,822,927
Tax cost	$1,095,110,500

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	9,539	$914,999
Options Opened	14,482	1,992,803
Options Exercised	(7,893)	(810,878)
Options Closed	(8,048)	(814,327)
Options Expired	(5,522)	(911,469)
Outstanding at end of period	2,558	$371,128

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $305,843,343 and $335,366,035, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$60,909
Service Class 2	690,605
$751,514

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$137,409
Service Class	39,193
Service Class 2	177,837
Investor Class	223,270
$577,709

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,201 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,990 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43,040. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40,601 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $320.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,057.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$958,271	$5,228,746
Service Class	258,440	1,414,210
Service Class 2	1,025,781	5,501,998
Investor Class	668,987	3,609,146
Total	$2,911,479	$15,754,100
From net realized gain
Initial Class	$22,866,977	$10,137,759
Service Class	6,691,940	2,951,737
Service Class 2	29,723,218	10,324,815
Investor Class	16,961,600	7,304,137
Total	$76,243,735	$30,718,448

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,209,422	3,638,273	$26,079,354	$75,520,410
Reinvestment of distributions	1,146,547	725,450	23,825,248	15,366,505
Shares redeemed	(2,058,494)	(3,911,431)	(44,882,340)	(82,622,575)
Net increase (decrease)	297,475	452,292	$5,022,262	$8,264,340
Service Class
Shares sold	56,140	170,901	$1,226,768	$3,505,982
Reinvestment of distributions	337,397	208,012	6,950,380	4,365,947
Shares redeemed	(422,617)	(800,940)	(9,096,932)	(16,738,169)
Net increase (decrease)	(29,080)	(422,027)	$(919,784)	$(8,866,240)
Service Class 2
Shares sold	2,783,200	8,889,928	$59,264,617	$182,366,391
Reinvestment of distributions	1,513,983	759,302	30,748,999	15,826,813
Shares redeemed	(1,982,164)	(3,111,368)	(43,050,723)	(64,300,255)
Net increase (decrease)	2,315,019	6,537,862	$46,962,893	$133,892,949
Investor Class
Shares sold	918,951	2,213,496	$20,084,573	$46,040,962
Reinvestment of distributions	852,131	517,295	17,630,587	10,913,283
Shares redeemed	(1,803,520)	(2,432,976)	(39,533,826)	(51,079,829)
Net increase (decrease)	(32,438)	297,815	$(1,818,666)	$5,874,416

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 25% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 39% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.55%
Actual		$1,000.00	$1,003.60	$2.73
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Service Class	.65%
Actual		$1,000.00	$1,003.40	$3.23
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Service Class 2.80%
Actual		$1,000.00	$1,002.20	$3.97
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Investor Class	.62%
Actual		$1,000.00	$1,003.40	$3.08
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGI-SANN-0818
1.705698.120

Fidelity® Variable Insurance Products: Dynamic Capital Appreciation Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Apple, Inc.	4.4
Adobe Systems, Inc.	3.6
Microsoft Corp.	3.4
Las Vegas Sands Corp.	2.9
Morgan Stanley	2.5
CME Group, Inc.	2.3
Visa, Inc. Class A	2.1
FMC Corp.	2.1
Charles Schwab Corp.	2.0
PayPal Holdings, Inc.	2.0
27.3

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	31.9
Financials	17.4
Consumer Discretionary	16.5
Industrials	9.6
Health Care	9.3

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.3%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Distributors - 0.1%
Pool Corp.	1,607	$243,461
Diversified Consumer Services - 0.3%
Career Education Corp. (a)	35,695	577,188
Hotels, Restaurants & Leisure - 9.6%
Dalata Hotel Group PLC (a)	222,640	1,814,793
Domino's Pizza, Inc.	2,300	648,991
Dunkin' Brands Group, Inc.	15,134	1,045,305
Las Vegas Sands Corp.	65,471	4,999,366
Marriott International, Inc. Class A	25,500	3,228,300
McDonald's Corp.	5,800	908,802
Royal Caribbean Cruises Ltd.	17,847	1,848,949
Texas Roadhouse, Inc. Class A	9,600	628,896
Wendy's Co.	17,700	304,086
Wyndham Hotels & Resorts, Inc.	17,543	1,032,055
		16,459,543
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	1,800	3,059,640
Media - 1.0%
Interpublic Group of Companies, Inc.	55,000	1,289,200
Omnicom Group, Inc.	6,198	472,721
		1,761,921
Multiline Retail - 0.8%
B&M European Value Retail S.A.	95,548	509,568
Ollie's Bargain Outlet Holdings, Inc. (a)	11,500	833,750
		1,343,318
Specialty Retail - 2.4%
Five Below, Inc. (a)	19,900	1,944,429
Home Depot, Inc.	5,100	995,010
Ulta Beauty, Inc. (a)	3,600	840,456
Williams-Sonoma, Inc. (b)	5,377	330,040
		4,109,935
Textiles, Apparel & Luxury Goods - 0.5%
Fossil Group, Inc. (a)	10,000	268,700
Michael Kors Holdings Ltd. (a)	4,200	279,720
Under Armour, Inc. Class C (non-vtg.) (a)	14,100	297,228
		845,648

TOTAL CONSUMER DISCRETIONARY		28,400,654

CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	1,700	372,079
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	5,400	1,128,492

TOTAL CONSUMER STAPLES		1,500,571

ENERGY - 6.3%
Energy Equipment & Services - 0.9%
Halliburton Co.	27,800	1,252,668
Shelf Drilling Ltd. (a)(c)	31,800	248,915
		1,501,583
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	27,800	2,036,350
Canadian Natural Resources Ltd.	24,300	876,501
Cheniere Energy, Inc. (a)	10,500	684,495
ConocoPhillips Co.	26,700	1,858,854
Continental Resources, Inc. (a)	8,100	524,556
Encana Corp.	88,868	1,159,727
EOG Resources, Inc.	5,900	734,137
Pioneer Natural Resources Co.	2,614	494,673
Whiting Petroleum Corp. (a)	17,703	933,302
		9,302,595

TOTAL ENERGY		10,804,178

FINANCIALS - 17.4%
Banks - 0.3%
Popular, Inc.	9,600	434,016
Capital Markets - 16.3%
BlackRock, Inc. Class A	5,000	2,495,200
Cboe Global Markets, Inc.	31,036	3,229,917
Charles Schwab Corp.	66,875	3,417,313
CME Group, Inc.	23,800	3,901,296
E*TRADE Financial Corp. (a)	32,500	1,987,700
Goldman Sachs Group, Inc.	7,330	1,616,778
MarketAxess Holdings, Inc.	2,287	452,506
Morgan Stanley	93,155	4,415,547
MSCI, Inc.	12,271	2,029,992
S&P Global, Inc.	13,600	2,772,904
T. Rowe Price Group, Inc.	15,800	1,834,222
		28,153,375
Consumer Finance - 0.8%
American Express Co.	13,900	1,362,200

TOTAL FINANCIALS		29,949,591

HEALTH CARE - 9.3%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	11,900	1,477,385
Amgen, Inc.	15,100	2,787,309
Epizyme, Inc. (a)	18,937	256,596
		4,521,290
Health Care Equipment & Supplies - 3.5%
Abiomed, Inc. (a)	4,733	1,936,034
Boston Scientific Corp. (a)	41,700	1,363,590
Danaher Corp.	5,100	503,268
Intuitive Surgical, Inc. (a)	3,700	1,770,376
ResMed, Inc.	4,401	455,856
		6,029,124
Health Care Providers & Services - 1.6%
Humana, Inc.	3,000	892,890
UnitedHealth Group, Inc.	7,600	1,864,584
		2,757,474
Health Care Technology - 0.2%
Teladoc, Inc. (a)(b)	7,100	412,155
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	13,900	859,576
Pharmaceuticals - 0.9%
The Medicines Company (a)	30,000	1,101,000
Zoetis, Inc. Class A	4,700	400,393
		1,501,393

TOTAL HEALTH CARE		16,081,012

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	183,605	726,236
Textron, Inc.	3,900	257,049
TransDigm Group, Inc.	600	207,084
		1,190,369
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	9,012	1,029,441
Building Products - 1.4%
A.O. Smith Corp.	16,500	975,975
Kingspan Group PLC (Ireland)	29,190	1,461,697
		2,437,672
Commercial Services & Supplies - 2.1%
Cintas Corp.	4,900	906,843
Copart, Inc. (a)	47,448	2,683,659
		3,590,502
Industrial Conglomerates - 0.1%
ITT, Inc.	2,803	146,513
Machinery - 2.8%
Blue Bird Corp. (a)(b)	10,000	223,500
Deere & Co.	19,500	2,726,100
Gardner Denver Holdings, Inc. (a)	36,200	1,063,918
Snap-On, Inc.	5,100	819,672
		4,833,190
Marine - 0.6%
Irish Continental Group PLC unit	166,000	978,967
Professional Services - 0.1%
Robert Half International, Inc.	4,300	279,930
Road & Rail - 1.2%
Heartland Express, Inc.	21,404	397,044
Union Pacific Corp.	11,400	1,615,152
		2,012,196

TOTAL INDUSTRIALS		16,498,780

INFORMATION TECHNOLOGY - 31.9%
Electronic Equipment & Components - 0.4%
Cognex Corp.	12,600	562,086
Internet Software & Services - 6.4%
Alphabet, Inc. Class C (a)	1,844	2,057,259
CarGurus, Inc. Class A (b)	32,600	1,132,524
Coupa Software, Inc. (a)	9,554	594,641
Facebook, Inc. Class A (a)	12,000	2,331,840
GoDaddy, Inc. (a)	43,156	3,046,814
New Relic, Inc. (a)	4,900	492,891
Nutanix, Inc. Class A (a)	7,000	360,990
Okta, Inc. (a)	20,741	1,044,724
		11,061,683
IT Services - 5.4%
Broadridge Financial Solutions, Inc.	8,100	932,310
EPAM Systems, Inc. (a)	11,100	1,380,063
PayPal Holdings, Inc. (a)	40,289	3,354,865
Visa, Inc. Class A	27,316	3,618,004
		9,285,242
Semiconductors & Semiconductor Equipment - 1.8%
Marvell Technology Group Ltd.	23,300	499,552
NVIDIA Corp.	6,200	1,468,780
Texas Instruments, Inc.	10,400	1,146,600
		3,114,932
Software - 13.2%
Activision Blizzard, Inc.	12,400	946,368
Adobe Systems, Inc. (a)	25,700	6,265,917
Atlassian Corp. PLC (a)	6,586	411,757
Ebix, Inc.	5,000	381,250
Electronic Arts, Inc. (a)	12,786	1,803,082
Intuit, Inc.	11,000	2,247,355
Microsoft Corp.	59,500	5,867,295
Parametric Technology Corp. (a)	2,110	197,939
Paycom Software, Inc. (a)(b)	6,900	681,927
RealPage, Inc. (a)	10,696	589,350
Salesforce.com, Inc. (a)	10,145	1,383,778
Take-Two Interactive Software, Inc. (a)	7,809	924,273
Zendesk, Inc. (a)	10,146	552,856
Zuora, Inc. (b)	19,400	527,680
		22,780,827
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	41,319	7,648,557
NetApp, Inc.	6,100	479,033
		8,127,590

TOTAL INFORMATION TECHNOLOGY		54,932,360

MATERIALS - 6.7%
Chemicals - 2.8%
DowDuPont, Inc.	16,796	1,107,192
FMC Corp.	39,761	3,547,079
Ingevity Corp. (a)	2,500	202,150
		4,856,421
Containers & Packaging - 0.1%
International Paper Co.	4,600	239,568
Metals & Mining - 3.8%
Anglo American PLC (United Kingdom)	37,916	848,072
BHP Billiton PLC	27,913	626,436
Cleveland-Cliffs, Inc. (a)	150,000	1,264,500
Glencore Xstrata PLC	392,103	1,873,270
Rio Tinto PLC	23,700	1,306,309
Vale SA sponsored ADR	50,700	649,974
		6,568,561

TOTAL MATERIALS		11,664,550

TOTAL COMMON STOCKS
(Cost $131,016,812)		169,831,696

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.93% (d)	4,527,417	4,528,322
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)	2,214,704	2,215,147
TOTAL MONEY MARKET FUNDS
(Cost $6,743,248)		6,743,469
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $137,760,060)		176,575,165
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(4,230,718)
NET ASSETS - 100%		$172,344,447

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,915 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,341
Fidelity Securities Lending Cash Central Fund	26,131
Total	$57,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,400,654	$28,400,654	$--	$--
Consumer Staples	1,500,571	1,500,571	--	--
Energy	10,804,178	10,804,178	--	--
Financials	29,949,591	29,949,591	--	--
Health Care	16,081,012	16,081,012	--	--
Industrials	16,498,780	16,498,780	--	--
Information Technology	54,932,360	54,932,360	--	--
Materials	11,664,550	9,731,805	1,932,745	--
Money Market Funds	6,743,469	6,743,469	--	--
Total Investments in Securities:	$176,575,165	$174,642,420	$1,932,745	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Ireland	3.0%
United Kingdom	1.8%
Canada	1.6%
Bailiwick of Jersey	1.1%
Liberia	1.1%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,156,862) — See accompanying schedule: Unaffiliated issuers (cost $131,016,812)	$169,831,696
Fidelity Central Funds (cost $6,743,248)	6,743,469
Total Investment in Securities (cost $137,760,060)		$176,575,165
Receivable for investments sold		293,687
Receivable for fund shares sold		52
Dividends receivable		50,729
Distributions receivable from Fidelity Central Funds		6,530
Other receivables		5,527
Total assets		176,931,690
Liabilities
Payable to custodian bank	$182,824
Payable for investments purchased	1,961,281
Payable for fund shares redeemed	87,733
Accrued management fee	79,468
Distribution and service plan fees payable	3,712
Other affiliated payables	24,124
Other payables and accrued expenses	33,956
Collateral on securities loaned	2,214,145
Total liabilities		4,587,243
Net Assets		$172,344,447
Net Assets consist of:
Paid in capital		$124,415,119
Undistributed net investment income		359,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,754,698
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,815,107
Net Assets		$172,344,447
Initial Class:
Net Asset Value, offering price and redemption price per share ($25,279,950 ÷ 1,790,979 shares)		$14.12
Service Class:
Net Asset Value, offering price and redemption price per share ($310,630 ÷ 22,265 shares)		$13.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($17,210,714 ÷ 1,256,406 shares)		$13.70
Investor Class:
Net Asset Value, offering price and redemption price per share ($129,543,153 ÷ 9,198,620 shares)		$14.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$950,799
Income from Fidelity Central Funds		57,472
Total income		1,008,271
Expenses
Management fee	$456,253
Transfer agent fees	104,156
Distribution and service plan fees	22,082
Accounting and security lending fees	32,821
Custodian fees and expenses	15,726
Independent trustees' fees and expenses	368
Audit	23,690
Legal	3,663
Miscellaneous	514
Total expenses before reductions	659,273
Expense reductions	(13,465)
Total expenses after reductions		645,808
Net investment income (loss)		362,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,877,685
Fidelity Central Funds	(36)
Foreign currency transactions	607
Total net realized gain (loss)		8,878,256
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,965,481
Fidelity Central Funds	(126)
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		2,965,428
Net gain (loss)		11,843,684
Net increase (decrease) in net assets resulting from operations		$12,206,147

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,463	$999,734
Net realized gain (loss)	8,878,256	17,098,834
Change in net unrealized appreciation (depreciation)	2,965,428	15,038,934
Net increase (decrease) in net assets resulting from operations	12,206,147	33,137,502
Distributions to shareholders from net investment income	(253,223)	(1,182,691)
Distributions to shareholders from net realized gain	(14,271,168)	(9,964,289)
Total distributions	(14,524,391)	(11,146,980)
Share transactions - net increase (decrease)	14,101,744	(16,928,196)
Total increase (decrease) in net assets	11,783,500	5,062,326
Net Assets
Beginning of period	160,560,947	155,498,621
End of period	$172,344,447	$160,560,947
Other Information
Undistributed net investment income end of period	$359,523	$250,283

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Dynamic Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.43	$12.53	$12.85	$13.56	$12.76	$10.02
Income from Investment Operations
Net investment income (loss)A	.04	.10	.12	.13	.06	.05
Net realized and unrealized gain (loss)	.96	2.77	.17	.04	1.30	3.70
Total from investment operations	1.00	2.87	.29	.17	1.36	3.75
Distributions from net investment income	(.03)	(.12)	(.11)	(.12)	(.06)	(.04)
Distributions from net realized gain	(1.29)	(.86)	(.49)	(.77)	(.50)	(.97)
Total distributions	(1.31)B	(.97)C	(.61)D	(.88)E	(.56)	(1.01)
Net asset value, end of period	$14.12	$14.43	$12.53	$12.85	$13.56	$12.76
Total ReturnF,G,H	7.73%	23.89%	2.88%	1.30%	10.92%	38.53%
Ratios to Average Net AssetsI,J
Expenses before reductions	.70%K	.72%	.71%	.70%	.72%	.77%
Expenses net of fee waivers, if any	.69%K	.72%	.71%	.70%	.72%	.77%
Expenses net of all reductions	.68%K	.71%	.70%	.69%	.71%	.76%
Net investment income (loss)	.51%K	.73%	.99%	.97%	.47%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$25,280	$24,566	$25,141	$37,281	$38,705	$35,050
Portfolio turnover rateL	126%K	116%	123%	129%	122%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.31 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.289 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.856 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.494 per share.

 E Total distributions of $.88 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.767 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$12.41	$12.74	$13.45	$12.66	$9.95
Income from Investment Operations
Net investment income (loss)A	.03	.08	.11	.12	.05	.04
Net realized and unrealized gain (loss)	.95	2.75	.16	.03	1.29	3.67
Total from investment operations	.98	2.83	.27	.15	1.34	3.71
Distributions from net investment income	(.02)	(.10)	(.10)	(.10)	(.05)	(.03)
Distributions from net realized gain	(1.29)	(.86)	(.49)	(.77)	(.50)	(.97)
Total distributions	(1.31)	(.96)	(.60)B	(.86)C	(.55)	(1.00)
Net asset value, end of period	$13.95	$14.28	$12.41	$12.74	$13.45	$12.66
Total ReturnD,E,F	7.65%	23.76%	2.76%	1.16%	10.88%	38.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.82%	.81%	.80%	.81%	.86%
Expenses net of fee waivers, if any	.80%I	.82%	.81%	.80%	.81%	.86%
Expenses net of all reductions	.78%I	.81%	.80%	.79%	.80%	.85%
Net investment income (loss)	.41%I	.63%	.89%	.87%	.37%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$311	$631	$530	$642	$946	$518
Portfolio turnover rateJ	126%I	116%	123%	129%	122%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.60 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.767 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.05	$12.23	$12.56	$13.27	$12.50	$9.83
Income from Investment Operations
Net investment income (loss)A	.02	.06	.09	.09	.03	.03
Net realized and unrealized gain (loss)	.94	2.70	.16	.05	1.27	3.62
Total from investment operations	.96	2.76	.25	.14	1.30	3.65
Distributions from net investment income	(.02)	(.08)	(.09)	(.08)	(.03)	(.01)
Distributions from net realized gain	(1.29)	(.86)	(.49)	(.77)	(.50)	(.97)
Total distributions	(1.31)	(.94)	(.58)	(.85)	(.53)	(.98)
Net asset value, end of period	$13.70	$14.05	$12.23	$12.56	$13.27	$12.50
Total ReturnB,C,D	7.60%	23.50%	2.66%	1.02%	10.66%	38.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.95%G	.97%	.96%	.95%	.97%	1.02%
Expenses net of fee waivers, if any	.94%G	.97%	.96%	.95%	.97%	1.01%
Expenses net of all reductions	.93%G	.96%	.95%	.94%	.96%	1.00%
Net investment income (loss)	.26%G	.48%	.74%	.72%	.22%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$17,211	$17,294	$16,830	$20,128	$24,336	$24,512
Portfolio turnover rateH	126%G	116%	123%	129%	122%	136%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Dynamic Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.40	$12.51	$12.83	$13.54	$12.75	$10.01
Income from Investment Operations
Net investment income (loss)A	.03	.09	.11	.12	.05	.05
Net realized and unrealized gain (loss)	.96	2.76	.17	.04	1.29	3.69
Total from investment operations	.99	2.85	.28	.16	1.34	3.74
Distributions from net investment income	(.02)	(.11)	(.10)	(.11)	(.05)	(.04)
Distributions from net realized gain	(1.29)	(.86)	(.49)	(.77)	(.50)	(.97)
Total distributions	(1.31)	(.96)B	(.60)C	(.87)D	(.55)	(1.00)E
Net asset value, end of period	$14.08	$14.40	$12.51	$12.83	$13.54	$12.75
Total ReturnF,G,H	7.65%	23.74%	2.81%	1.22%	10.79%	38.52%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.80%	.79%	.78%	.79%	.84%
Expenses net of fee waivers, if any	.77%K	.80%	.79%	.78%	.79%	.84%
Expenses net of all reductions	.76%K	.79%	.78%	.77%	.79%	.83%
Net investment income (loss)	.44%K	.65%	.90%	.89%	.39%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$129,543	$118,071	$112,998	$165,416	$142,646	$105,425
Portfolio turnover rateL	126%K	116%	123%	129%	122%	136%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.856 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.494 per share.

 D Total distributions of $.87 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.767 per share.

 E Total distributions of $1.00 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.967 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,971,515
Gross unrealized depreciation	(2,268,923)
Net unrealized appreciation (depreciation)	$38,702,592
Tax cost	$137,872,573

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,137,296 and $102,670,985, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$270
Service Class 2	21,812
$22,082

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$8,054
Service Class	174
Service Class 2	5,616
Investor Class	90,312
$104,156

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,626 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $231 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $167,625. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,131, including $6,378 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,645 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $798.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$41,627	$206,090
Service Class	1,101	4,494
Service Class 2	22,569	104,118
Investor Class	187,926	867,989
Total	$253,223	$1,182,691
From net realized gain
Initial Class	$2,146,282	$1,569,703
Service Class	61,716	36,618
Service Class 2	1,531,146	1,110,356
Investor Class	10,532,024	7,247,612
Total	$14,271,168	$9,964,289

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	58,521	65,875	$831,208	$892,174
Reinvestment of distributions	168,171	136,528	2,187,909	1,775,793
Shares redeemed	(137,981)	(506,242)	(1,943,207)	(6,689,844)
Net increase (decrease)	88,711	(303,839)	$1,075,910	$(4,021,877)
Service Class
Shares sold	5,422	591	$83,582	$7,664
Reinvestment of distributions	4,881	3,182	62,817	41,112
Shares redeemed	(32,199)	(2,340)	(441,638)	(30,745)
Net increase (decrease)	(21,896)	1,433	$(295,239)	$18,031
Service Class 2
Shares sold	59,071	73,561	$817,006	$956,582
Reinvestment of distributions	122,920	95,875	1,553,715	1,214,474
Shares redeemed	(156,073)	(315,290)	(2,144,500)	(4,107,906)
Net increase (decrease)	25,918	(145,854)	$226,221	$(1,936,850)
Investor Class
Shares sold	680,725	353,146	$9,523,690	$4,681,623
Reinvestment of distributions	825,246	624,674	10,719,950	8,115,601
Shares redeemed	(504,072)	(1,813,505)	(7,148,788)	(23,784,724)
Net increase (decrease)	1,001,899	(835,685)	$13,094,852	$(10,987,500)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.69%
Actual		$1,000.00	$1,077.30	$3.55
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Service Class	.80%
Actual		$1,000.00	$1,076.50	$4.12
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Service Class 2.94%
Actual		$1,000.00	$1,076.00	$4.84
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Investor Class	.77%
Actual		$1,000.00	$1,076.50	$3.96
Hypothetical-C		$1,000.00	$1,020.98	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPDCA-SANN-0818
1.761772.117

Fidelity® Variable Insurance Products: Balanced Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of June 30, 2018

% of fund's net assets
Alphabet, Inc. Class C	2.0
Amazon.com, Inc.	2.0
Microsoft Corp.	2.0
Facebook, Inc. Class A	1.8
UnitedHealth Group, Inc.	1.2
9.0

Top Five Bond Issuers as of June 30, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	12.0
Fannie Mae	3.5
Freddie Mac	1.8
Ginnie Mae	1.6
Morgan Stanley	0.5
19.4

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	16.3
Financials	12.5
Consumer Discretionary	10.6
Health Care	10.5
Industrials	7.4

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks and Equity Futures	66.6%
Bonds	32.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%
Other Investments	0.8%

 * Foreign investments - 9.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Aptiv PLC	74,700	$6,844,761
Delphi Technologies PLC	25,900	1,177,414
		8,022,175
Automobiles - 0.1%
Tesla, Inc. (a)	6,638	2,276,502
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	158,906	9,450,140
Hotels, Restaurants & Leisure - 1.6%
Cedar Fair LP (depositary unit)	78,900	4,971,489
Compass Group PLC	493,300	10,536,964
Dunkin' Brands Group, Inc.	46,900	3,239,383
Marriott International, Inc. Class A	64,991	8,227,861
McDonald's Corp.	74,700	11,704,743
Starbucks Corp.	111,190	5,431,632
U.S. Foods Holding Corp. (a)	232,300	8,785,586
Wyndham Destinations, Inc.	98,977	4,381,712
Wyndham Hotels & Resorts, Inc.	98,977	5,822,817
		63,102,187
Household Durables - 0.2%
Lennar Corp. Class A	80,300	4,215,750
Newell Brands, Inc.	176,400	4,549,356
		8,765,106
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	48,810	82,967,238
JD.com, Inc. sponsored ADR (a)	460,800	17,948,160
Netflix, Inc. (a)	54,800	21,450,364
		122,365,762
Leisure Products - 0.1%
Mattel, Inc. (b)	267,500	4,392,350
Media - 1.5%
Charter Communications, Inc. Class A (a)	50,164	14,708,586
Comcast Corp. Class A	552,490	18,127,197
DISH Network Corp. Class A (a)	11,200	376,432
MDC Partners, Inc. Class A (a)	275,921	1,269,237
Naspers Ltd. Class N	12,300	3,124,877
The Walt Disney Co.	241,100	25,269,691
		62,876,020
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	103,400	8,789,000
Specialty Retail - 1.9%
Home Depot, Inc.	182,908	35,685,351
L Brands, Inc.	65,894	2,430,171
Lowe's Companies, Inc.	145,200	13,876,764
O'Reilly Automotive, Inc. (a)	21,400	5,854,398
TJX Companies, Inc.	186,740	17,773,913
Ulta Beauty, Inc. (a)	15,600	3,641,976
		79,262,573
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	122,430	9,755,222
Tapestry, Inc.	87,900	4,105,809
		13,861,031

TOTAL CONSUMER DISCRETIONARY		383,162,846

CONSUMER STAPLES - 4.3%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	51,800	5,224,806
Constellation Brands, Inc. Class A (sub. vtg.)	40,362	8,834,031
Dr. Pepper Snapple Group, Inc.	24,017	2,930,074
Monster Beverage Corp. (a)	106,026	6,075,290
The Coca-Cola Co.	563,686	24,723,268
		47,787,469
Food & Staples Retailing - 0.3%
Kroger Co.	195,069	5,549,713
Walgreens Boots Alliance, Inc.	80,020	4,802,400
		10,352,113
Food Products - 0.7%
Bunge Ltd.	85,128	5,934,273
Mondelez International, Inc.	324,400	13,300,400
The Kraft Heinz Co.	63,000	3,957,660
The Simply Good Foods Co.	97,000	1,400,680
TreeHouse Foods, Inc. (a)	75,300	3,954,003
		28,547,016
Household Products - 0.5%
Colgate-Palmolive Co.	220,044	14,261,052
Procter & Gamble Co.	35,300	2,755,518
Spectrum Brands Holdings, Inc.	50,800	4,146,296
		21,162,866
Personal Products - 0.3%
Avon Products, Inc. (a)	928,300	1,503,846
Coty, Inc. Class A	111,404	1,570,796
Edgewell Personal Care Co. (a)	48,500	2,447,310
Estee Lauder Companies, Inc. Class A	21,492	3,066,693
Unilever NV (Certificaten Van Aandelen) (Bearer)	71,000	3,955,906
		12,544,551
Tobacco - 1.3%
Altria Group, Inc.	137,508	7,809,079
British American Tobacco PLC sponsored ADR	438,849	22,139,932
Philip Morris International, Inc.	303,656	24,517,185
		54,466,196

TOTAL CONSUMER STAPLES		174,860,211

ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	182,800	6,037,884
Hess Midstream Partners LP	52,300	1,030,310
Liberty Oilfield Services, Inc. Class A (a)(b)	106,000	1,984,320
NCS Multistage Holdings, Inc. (a)	162,400	2,359,672
Oceaneering International, Inc.	47,700	1,214,442
		12,626,628
Oil, Gas & Consumable Fuels - 3.9%
Amyris, Inc. (a)(b)	9,767	62,411
Anadarko Petroleum Corp.	157,049	11,503,839
Black Stone Minerals LP	97,100	1,795,379
Boardwalk Pipeline Partners, LP	351,800	4,087,916
BP PLC sponsored ADR	64,185	2,930,687
Cabot Oil & Gas Corp.	164,460	3,914,148
Centennial Resource Development, Inc.:
Class A (a)	51,600	931,896
Class A (a)	5,200	93,912
Class A (a)(c)	72,000	1,300,320
Chevron Corp.	81,700	10,329,331
ConocoPhillips Co.	227,400	15,831,588
Devon Energy Corp.	290,600	12,774,776
EOG Resources, Inc.	119,300	14,844,499
Extraction Oil & Gas, Inc. (a)	142,950	2,099,936
Exxon Mobil Corp.	231,300	19,135,449
Marathon Petroleum Corp.	25,900	1,817,144
Parsley Energy, Inc. Class A (a)	196,200	5,940,936
Phillips 66 Co.	101,626	11,413,616
Pioneer Natural Resources Co.	45,600	8,629,344
PrairieSky Royalty Ltd.	114,834	2,266,719
Reliance Industries Ltd.	205,273	2,915,830
Suncor Energy, Inc.	237,480	9,664,306
Valero Energy Corp.	109,500	12,135,885
Whiting Petroleum Corp. (a)	39,500	2,082,440
		158,502,307

TOTAL ENERGY		171,128,935

FINANCIALS - 8.8%
Banks - 3.9%
Bank of America Corp.	1,718,587	48,446,968
Citigroup, Inc.	503,254	33,677,758
First Horizon National Corp.	305,100	5,442,984
Huntington Bancshares, Inc.	1,647,338	24,314,709
KeyCorp	287,200	5,611,888
PNC Financial Services Group, Inc.	75,600	10,213,560
Synovus Financial Corp.	35,742	1,888,250
Wells Fargo & Co.	564,900	31,318,056
		160,914,173
Capital Markets - 1.4%
BlackRock, Inc. Class A	18,672	9,318,075
Cboe Global Markets, Inc.	31,925	3,322,435
E*TRADE Financial Corp. (a)	198,200	12,121,912
Goldman Sachs Group, Inc.	78,900	17,402,973
Northern Trust Corp.	55,700	5,730,973
Oaktree Capital Group LLC Class A	46,500	1,890,225
TD Ameritrade Holding Corp.	138,000	7,558,260
TPG Pace Energy Holdings Corp. (a)	57,700	627,199
Virtu Financial, Inc. Class A	46,000	1,221,300
		59,193,352
Consumer Finance - 1.4%
Capital One Financial Corp.	369,558	33,962,380
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
OneMain Holdings, Inc. (a)	241,091	8,025,919
SLM Corp. (a)	497,452	5,695,825
Synchrony Financial	257,700	8,602,026
		56,286,150
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	11	3,102,440
KBC Ancora	38,000	2,037,764
Kimbell Royalty Partners LP	88,000	1,965,480
		7,105,684
Insurance - 1.9%
American International Group, Inc.	530,200	28,111,204
Aspen Insurance Holdings Ltd.	52,500	2,136,750
Hartford Financial Services Group, Inc.	143,000	7,311,590
Marsh & McLennan Companies, Inc.	34,533	2,830,670
MetLife, Inc.	386,200	16,838,320
RSA Insurance Group PLC	314,600	2,820,824
The Travelers Companies, Inc.	139,100	17,017,494
WMI Holdings Corp. (a)	57	76
		77,066,928

TOTAL FINANCIALS		360,566,287

HEALTH CARE - 9.4%
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	89,850	11,154,878
Amgen, Inc.	163,204	30,125,826
Biogen, Inc. (a)	60,291	17,498,860
Sarepta Therapeutics, Inc. (a)	38,200	5,049,276
Vertex Pharmaceuticals, Inc. (a)	83,300	14,157,668
		77,986,508
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	403,800	24,627,762
Align Technology, Inc. (a)	15,700	5,371,598
Baxter International, Inc.	221,700	16,370,328
Becton, Dickinson & Co.	97,600	23,381,056
Boston Scientific Corp. (a)	763,280	24,959,256
Intuitive Surgical, Inc. (a)	31,300	14,976,424
ResMed, Inc.	55,800	5,779,764
Wright Medical Group NV (a)	153,600	3,987,456
		119,453,644
Health Care Providers & Services - 2.4%
CVS Health Corp.	98,180	6,317,883
DaVita HealthCare Partners, Inc. (a)	102,700	7,131,488
Henry Schein, Inc. (a)	110,148	8,001,151
Humana, Inc.	56,100	16,697,043
Molina Healthcare, Inc. (a)	75,300	7,374,882
UnitedHealth Group, Inc.	204,489	50,169,331
		95,691,778
Health Care Technology - 0.0%
Inovalon Holdings, Inc. Class A (a)(b)	127,700	1,267,423
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	131,500	8,131,960
Thermo Fisher Scientific, Inc.	85,117	17,631,135
		25,763,095
Pharmaceuticals - 1.6%
Allergan PLC	54,823	9,140,091
AstraZeneca PLC sponsored ADR	263,500	9,251,485
Bristol-Myers Squibb Co.	375,160	20,761,354
Jazz Pharmaceuticals PLC (a)	51,000	8,787,300
Mylan NV (a)	212,600	7,683,364
Nektar Therapeutics (a)	8,400	410,172
Perrigo Co. PLC	50,500	3,681,955
Roche Holding AG (participation certificate)	32,072	7,115,435
		66,831,156

TOTAL HEALTH CARE		386,993,604

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	11,850	3,500,846
Northrop Grumman Corp.	33,340	10,258,718
Raytheon Co.	42,160	8,144,469
Rockwell Collins, Inc.	52,800	7,111,104
The Boeing Co.	34,180	11,467,732
United Technologies Corp.	178,010	22,256,590
		62,739,459
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	107,477	11,417,282
Airlines - 0.4%
American Airlines Group, Inc.	355,775	13,505,219
JetBlue Airways Corp. (a)	70,900	1,345,682
		14,850,901
Building Products - 0.4%
Allegion PLC	75,036	5,804,785
USG Corp. (a)	232,300	10,016,776
		15,821,561
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	4,600	300,334
Construction & Engineering - 0.6%
AECOM (a)	698,365	23,066,996
Electrical Equipment - 1.0%
Sensata Technologies, Inc. PLC (a)	364,750	17,354,805
Sunrun, Inc. (a)(b)	1,507,735	19,826,715
Vivint Solar, Inc. (a)(b)	951,109	4,707,990
		41,889,510
Industrial Conglomerates - 0.6%
3M Co.	12,470	2,453,098
General Electric Co.	1,329,700	18,097,217
Honeywell International, Inc.	43,740	6,300,747
		26,851,062
Machinery - 0.1%
Cactus, Inc. (a)	30,200	1,020,458
Minebea Mitsumi, Inc.	319,000	5,399,503
		6,419,961
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	6,818	8,434,547
Professional Services - 0.6%
Nielsen Holdings PLC	548,410	16,962,321
WageWorks, Inc. (a)	169,300	8,465,000
		25,427,321
Road & Rail - 0.9%
CSX Corp.	314,950	20,087,511
Norfolk Southern Corp.	104,430	15,755,354
		35,842,865
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	367,550	15,764,220

TOTAL INDUSTRIALS		288,826,019

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.0%
Xiaomi Corp. Class B	337,200	730,652
Electronic Equipment & Components - 0.1%
Jabil, Inc.	99,518	2,752,668
Internet Software & Services - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	162,600	30,167,178
Alphabet, Inc. Class C (a)	74,549	83,170,591
ANGI Homeservices, Inc. Class A (a)(b)	390,213	6,001,476
Facebook, Inc. Class A (a)	377,404	73,337,145
Hortonworks, Inc. (a)	403,108	7,344,628
IAC/InterActiveCorp (a)	17,700	2,699,073
MercadoLibre, Inc.	11,000	3,288,230
MINDBODY, Inc. (a)	485,633	18,745,434
MongoDB, Inc. Class A	36,000	1,786,680
NetEase, Inc. ADR	30,500	7,706,435
Shopify, Inc. Class A (a)	23,700	3,456,073
Tencent Holdings Ltd.	39,800	1,998,573
Velti PLC (a)(c)(d)	284,296	171
Wise Talent Information Technology Co. Ltd. (a)	287,429	1,190,660
		240,892,347
IT Services - 0.9%
Adyen BV (e)	500	275,455
Alliance Data Systems Corp.	87,400	20,381,680
DXC Technology Co.	49,400	3,982,134
FleetCor Technologies, Inc. (a)	14,100	2,970,165
Leidos Holdings, Inc.	75,800	4,472,200
PayPal Holdings, Inc. (a)	48,900	4,071,903
		36,153,537
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (a)(b)	88,933	3,095,758
Advanced Micro Devices, Inc. (a)	529,600	7,938,704
Analog Devices, Inc.	18,000	1,726,560
Broadcom, Inc.	58,200	14,121,648
Inphi Corp. (a)	6,400	208,704
MACOM Technology Solutions Holdings, Inc. (a)	250,948	5,781,842
Marvell Technology Group Ltd.	472,600	10,132,544
Micron Technology, Inc. (a)	170,500	8,941,020
NVIDIA Corp.	108,000	25,585,200
ON Semiconductor Corp. (a)	212,805	4,731,719
Qualcomm, Inc.	477,597	26,802,744
Semtech Corp. (a)	57,810	2,719,961
		111,786,404
Software - 5.6%
Activision Blizzard, Inc.	235,167	17,947,945
Adobe Systems, Inc. (a)	21,031	5,127,568
Autodesk, Inc. (a)	151,261	19,828,804
Avast PLC	779,200	2,185,242
Citrix Systems, Inc. (a)	326,018	34,179,727
Kingsoft Corp. Ltd.	1,457,000	4,419,879
Micro Focus International PLC	40,495	702,642
Microsoft Corp.	829,700	81,816,717
Nuance Communications, Inc. (a)	1,183,200	16,428,732
Oracle Corp.	269,600	11,878,576
Parametric Technology Corp. (a)	39,811	3,734,670
Red Hat, Inc. (a)	49,641	6,670,261
Salesforce.com, Inc. (a)	101,800	13,885,520
Symantec Corp.	66,300	1,369,095
Talend SA ADR (a)	99,100	6,171,948
Totvs SA	125,700	882,162
Workday, Inc. Class A (a)	8,000	968,960
		228,198,448
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	224,812	41,614,949

TOTAL INFORMATION TECHNOLOGY		662,129,005

MATERIALS - 1.7%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	18,900	2,943,297
DowDuPont, Inc.	353,077	23,274,836
FMC Corp.	15,600	1,391,676
Linde AG	15,800	3,771,433
LyondellBasell Industries NV Class A	78,700	8,645,195
Olin Corp.	169,000	4,853,680
Platform Specialty Products Corp. (a)	297,400	3,449,840
The Chemours Co. LLC	170,800	7,576,688
Westlake Chemical Corp.	20,304	2,185,320
		58,091,965
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,100	2,032,303
Summit Materials, Inc.	24,300	637,875
		2,670,178
Containers & Packaging - 0.0%
Packaging Corp. of America	11,100	1,240,869
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	144,000	2,485,440
Newmont Mining Corp.	61,900	2,334,249
Nucor Corp.	23,200	1,450,000
		6,269,689

TOTAL MATERIALS		68,272,701

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	84,200	1,867,556
American Tower Corp.	101,382	14,616,243
Ant International Co. Ltd. (c)(d)	621,699	3,487,731
Boston Properties, Inc.	51,500	6,459,130
Cedar Realty Trust, Inc.	76,200	359,664
Colony NorthStar, Inc.	119,283	744,326
Corporate Office Properties Trust (SBI)	122,700	3,557,073
Corrections Corp. of America	23,100	551,859
DDR Corp.	43,700	782,230
Equinix, Inc.	15,400	6,620,306
Equity Lifestyle Properties, Inc.	15,000	1,378,500
Front Yard Residential Corp. Class B	182,200	1,898,524
Gaming & Leisure Properties	22,800	816,240
General Growth Properties, Inc.	45,100	921,393
Healthcare Trust of America, Inc.	63,700	1,717,352
Outfront Media, Inc.	44,920	873,694
Pennsylvania Real Estate Investment Trust (SBI) (b)	70,800	778,092
Prologis, Inc.	104,500	6,864,605
Public Storage	45,500	10,322,130
Spirit MTA REIT (a)	35,750	368,225
Spirit Realty Capital, Inc.	357,500	2,870,725
Store Capital Corp.	141,400	3,874,360
Sun Communities, Inc.	2,500	244,700
The Macerich Co.	21,600	1,227,528
VEREIT, Inc.	136,600	1,016,304
		74,218,490
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	57,306	2,735,788

TOTAL REAL ESTATE		76,954,278

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	682,071	21,901,300
Verizon Communications, Inc.	446,672	22,472,068
Zayo Group Holdings, Inc. (a)	75,600	2,757,888
		47,131,256
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	56,031	3,347,852

TOTAL TELECOMMUNICATION SERVICES		50,479,108

UTILITIES - 1.8%
Electric Utilities - 1.2%
Duke Energy Corp.	18,700	1,478,796
Edison International	17,500	1,107,225
Entergy Corp.	36,500	2,948,835
Evergy, Inc.	38,825	2,180,024
Eversource Energy	46,200	2,707,782
Exelon Corp.	259,735	11,064,711
FirstEnergy Corp.	141,200	5,070,492
NextEra Energy, Inc.	83,951	14,022,336
PG&E Corp.	47,850	2,036,496
PPL Corp.	212,100	6,055,455
		48,672,152
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	59,200	1,817,440
The AES Corp.	355,100	4,761,891
		6,579,331
Multi-Utilities - 0.4%
Dominion Resources, Inc.	103,050	7,025,949
Public Service Enterprise Group, Inc.	90,900	4,921,326
SCANA Corp.	25,200	970,704
Sempra Energy	36,598	4,249,394
		17,167,373

TOTAL UTILITIES		72,418,856

TOTAL COMMON STOCKS
(Cost $2,138,294,544)		2,695,791,850

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $599,812)	41,100	538,279
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.8% to 1.89% 7/26/18 to 9/27/18 (f)
(Cost $1,396,320)	1,400,000	1,396,435
	Shares	Value

Fixed-Income Funds - 32.5%
Fidelity High Income Central Fund 2 (g)	847,746	$94,430,472
Fidelity VIP Investment Grade Central Fund (g)	12,044,141	1,234,644,847
TOTAL FIXED-INCOME FUNDS
(Cost $1,336,338,705)		1,329,075,319

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (h)	74,568,267	74,583,181
Fidelity Securities Lending Cash Central Fund 1.92% (h)(i)	6,170,077	6,171,311
TOTAL MONEY MARKET FUNDS
(Cost $80,749,880)		80,754,492
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,557,379,261)		4,107,556,375
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(11,139,160)
NET ASSETS - 100%		$4,096,417,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	234	Sept. 2018	$31,842,720	$(525,080)	$(525,080)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,788,222 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,455 or 0.0% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,396,435.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$3,487,731
Centennial Resource Development, Inc. Class A	12/28/16	$1,046,880
Velti PLC	4/19/13	$426,444

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$527,347
Fidelity High Income Central Fund 2	3,014,947
Fidelity Securities Lending Cash Central Fund	36,480
Fidelity VIP Investment Grade Central Fund	16,608,962
Total	$20,187,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$93,485,616	$3,015,055	$--	$--	$(2,070,199)	$94,430,472	10.8%
Fidelity VIP Investment Grade Central Fund	1,173,700,179	92,688,639	--	--	(31,743,971)	1,234,644,847	22.5%
Total	$1,267,185,795	$95,703,694	$--	$--	$(33,814,170)	$1,329,075,319

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$383,162,846	$383,162,846	$--	$--
Consumer Staples	174,860,211	165,679,499	9,180,712	--
Energy	171,128,935	171,128,935	--	--
Financials	360,566,287	360,566,287	--	--
Health Care	386,993,604	379,878,169	7,115,435	--
Industrials	288,826,019	280,391,472	8,434,547	--
Information Technology	662,129,005	658,696,967	3,431,867	171
Materials	68,810,980	68,810,980	--	--
Real Estate	76,954,278	73,466,547	--	3,487,731
Telecommunication Services	50,479,108	50,479,108	--	--
Utilities	72,418,856	72,418,856	--	--
U.S. Government and Government Agency Obligations	1,396,435	--	1,396,435	--
Fixed-Income Funds	1,329,075,319	1,329,075,319	--	--
Money Market Funds	80,754,492	80,754,492	--	--
Total Investments in Securities:	$4,107,556,375	$4,074,509,477	$29,558,996	$3,487,902
Derivative Instruments:
Liabilities
Futures Contracts	$(525,080)	$(525,080)	$--	$--
Total Liabilities	$(525,080)	$(525,080)	$--	$--
Total Derivative Instruments:	$(525,080)	$(525,080)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(525,080)
Total Equity Risk	0	(525,080)
Total Value of Derivatives	$0	$(525,080)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	19.7%
AAA,AA,A	2.1%
BBB	6.2%
BB	2.9%
B	0.9%
CCC,CC,C	0.4%
Not Rated	0.1%
Equities	65.8%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,103,157) — See accompanying schedule: Unaffiliated issuers (cost $2,140,290,676)	$2,697,726,564
Fidelity Central Funds (cost $1,417,088,585)	1,409,829,811
Total Investment in Securities (cost $3,557,379,261)		$4,107,556,375
Cash		17,463
Receivable for investments sold		7,293,851
Receivable for fund shares sold		1,586,999
Dividends receivable		2,633,286
Distributions receivable from Fidelity Central Funds		3,436,895
Receivable for daily variation margin for on futures contracts		24,570
Other receivables		65,823
Total assets		4,122,615,262
Liabilities
Payable for investments purchased	$16,947,731
Payable for fund shares redeemed	922,477
Accrued management fee	1,340,282
Distribution and service plan fees payable	219,334
Other affiliated payables	522,807
Other payables and accrued expenses	74,951
Collateral on securities loaned	6,170,465
Total liabilities		26,198,047
Net Assets		$4,096,417,215
Net Assets consist of:
Paid in capital		$3,369,704,887
Undistributed net investment income		28,722,802
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		148,342,955
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		549,646,571
Net Assets		$4,096,417,215
Initial Class:
Net Asset Value, offering price and redemption price per share ($229,643,071 ÷ 12,418,337 shares)		$18.49
Service Class:
Net Asset Value, offering price and redemption price per share ($8,258,499 ÷ 449,394 shares)		$18.38
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,045,784,579 ÷ 57,997,458 shares)		$18.03
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,812,731,066 ÷ 153,398,342 shares)		$18.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$20,537,059
Interest		25,828
Income from Fidelity Central Funds		20,187,736
Total income		40,750,623
Expenses
Management fee	$7,877,232
Transfer agent fees	2,400,089
Distribution and service plan fees	1,270,855
Accounting and security lending fees	663,929
Custodian fees and expenses	51,848
Independent trustees' fees and expenses	8,877
Audit	46,218
Legal	7,295
Miscellaneous	15,044
Total expenses before reductions	12,341,387
Expense reductions	(170,528)
Total expenses after reductions		12,170,859
Net investment income (loss)		28,579,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	174,012,382
Fidelity Central Funds	6,581
Foreign currency transactions	(14,104)
Futures contracts	1,454,841
Total net realized gain (loss)		175,459,700
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(43,867,586)
Fidelity Central Funds	(33,820,479)
Assets and liabilities in foreign currencies	(6,656)
Futures contracts	(1,144,194)
Total change in net unrealized appreciation (depreciation)		(78,838,915)
Net gain (loss)		96,620,785
Net increase (decrease) in net assets resulting from operations		$125,200,549

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,579,764	$53,093,381
Net realized gain (loss)	175,459,700	205,347,158
Change in net unrealized appreciation (depreciation)	(78,838,915)	286,591,760
Net increase (decrease) in net assets resulting from operations	125,200,549	545,032,299
Distributions to shareholders from net investment income	(10,215,295)	(51,635,324)
Distributions to shareholders from net realized gain	(166,721,219)	(92,982,089)
Total distributions	(176,936,514)	(144,617,413)
Share transactions - net increase (decrease)	178,925,479	316,715,388
Total increase (decrease) in net assets	127,189,514	717,130,274
Net Assets
Beginning of period	3,969,227,701	3,252,097,427
End of period	$4,096,417,215	$3,969,227,701
Other Information
Undistributed net investment income end of period	$28,722,802	$10,358,333

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Balanced Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$16.77	$16.27	$16.93	$17.76	$15.76
Income from Investment Operations
Net investment income (loss)A	.14	.28	.27	.26	.27	.26
Net realized and unrealized gain (loss)	.42	2.44	.85	(.16)	1.37	2.76
Total from investment operations	.56	2.72	1.12	.10	1.64	3.02
Distributions from net investment income	(.05)	(.27)	(.22)	(.26)	(.25)	(.27)
Distributions from net realized gain	(.78)	(.46)	(.40)	(.50)	(2.22)	(.76)
Total distributions	(.83)	(.73)	(.62)	(.76)	(2.47)	(1.02)B
Net asset value, end of period	$18.49	$18.76	$16.77	$16.27	$16.93	$17.76
Total ReturnC,D,E	3.21%	16.43%	7.26%	.59%	10.26%	19.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.49%H	.50%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%H	.50%	.51%	.51%	.51%	.52%
Net investment income (loss)	1.53%H	1.56%	1.66%	1.54%	1.63%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$229,643	$231,977	$209,201	$212,589	$220,897	$207,796
Portfolio turnover rateI	62%H	45%	43%	54%	56%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.02 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.755 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.65	$16.69	$16.20	$16.86	$17.70	$15.71
Income from Investment Operations
Net investment income (loss)A	.13	.26	.25	.24	.25	.24
Net realized and unrealized gain (loss)	.43	2.41	.85	(.15)	1.36	2.75
Total from investment operations	.56	2.67	1.10	.09	1.61	2.99
Distributions from net investment income	(.05)	(.26)	(.21)	(.25)	(.23)	(.24)
Distributions from net realized gain	(.78)	(.46)	(.40)	(.50)	(2.22)	(.76)
Total distributions	(.83)	(.71)B	(.61)	(.75)	(2.45)	(1.00)
Net asset value, end of period	$18.38	$18.65	$16.69	$16.20	$16.86	$17.70
Total ReturnC,D,E	3.21%	16.25%	7.16%	.51%	10.09%	19.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.60%	.61%	.62%	.65%	.66%
Expenses net of fee waivers, if any	.59%H	.60%	.61%	.61%	.65%	.66%
Expenses net of all reductions	.59%H	.60%	.61%	.61%	.65%	.66%
Net investment income (loss)	1.43%H	1.46%	1.56%	1.43%	1.50%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$8,258	$7,933	$4,865	$4,619	$3,267	$3,474
Portfolio turnover rateI	62%H	45%	43%	54%	56%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.458 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.41	$15.95	$16.61	$17.47	$15.53
Income from Investment Operations
Net investment income (loss)A	.12	.23	.22	.21	.23	.21
Net realized and unrealized gain (loss)	.41	2.38	.83	(.15)	1.34	2.71
Total from investment operations	.53	2.61	1.05	.06	1.57	2.92
Distributions from net investment income	(.04)	(.23)	(.19)	(.22)	(.22)	(.23)
Distributions from net realized gain	(.78)	(.46)	(.40)	(.50)	(2.22)	(.76)
Total distributions	(.83)B	(.69)	(.59)	(.72)	(2.43)C	(.98)D
Net asset value, end of period	$18.03	$18.33	$16.41	$15.95	$16.61	$17.47
Total ReturnE,F,G	3.08%	16.12%	6.98%	.36%	10.02%	19.28%
Ratios to Average Net AssetsH,I
Expenses before reductions	.74%J	.75%	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.74%J	.75%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.74%J	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	1.28%J	1.31%	1.41%	1.29%	1.38%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,045,785	$979,052	$687,973	$555,924	$521,880	$436,060
Portfolio turnover rateK	62%J	45%	43%	54%	56%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.83 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.781 per share.

 C Total distributions of $2.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $2.217 per share.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.755 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .005% to .01%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.61	$16.65	$16.16	$16.82	$17.66	$15.68
Income from Investment Operations
Net investment income (loss)A	.13	.26	.25	.24	.26	.25
Net realized and unrealized gain (loss)	.43	2.41	.85	(.15)	1.36	2.74
Total from investment operations	.56	2.67	1.10	.09	1.62	2.99
Distributions from net investment income	(.05)	(.25)	(.21)	(.25)	(.24)	(.26)
Distributions from net realized gain	(.78)	(.46)	(.40)	(.50)	(2.22)	(.76)
Total distributions	(.83)	(.71)	(.61)	(.75)	(2.46)	(1.01)B
Net asset value, end of period	$18.34	$18.61	$16.65	$16.16	$16.82	$17.66
Total ReturnC,D,E	3.22%	16.28%	7.18%	.52%	10.18%	19.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.58%	.59%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.57%H	.58%	.59%	.59%	.59%	.60%
Expenses net of all reductions	.56%H	.58%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.45%H	1.48%	1.58%	1.46%	1.55%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,812,731	$2,750,265	$2,350,058	$2,224,674	$2,052,258	$1,783,149
Portfolio turnover rateI	62%H	45%	43%	54%	56%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.755 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from .005% to .01%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$634,455,937
Gross unrealized depreciation	(102,530,573)
Net unrealized appreciation (depreciation)	$531,925,364
Tax cost	$3,575,105,931

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $1,260,055,048 and $1,216,697,726, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$3,948
Service Class 2	1,266,907
$1,270,855

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$74,219
Service Class	2,542
Service Class 2	326,312
Investor Class	1,997,016
$2,400,089

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,390 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,768.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,648 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $36,480, including $820 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $150,788 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,740.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$620,491	$3,243,572
Service Class	18,850	101,845
Service Class 2	2,364,972	11,604,068
Investor Class	7,210,982	36,685,839
Total	$10,215,295	$51,635,324
From net realized gain
Initial Class	$9,502,035	$5,633,686
Service Class	306,704	160,151
Service Class 2	41,978,259	21,652,928
Investor Class	114,934,221	65,535,324
Total	$166,721,219	$92,982,089

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	331,232	812,069	$6,074,428	$14,561,871
Reinvestment of distributions	573,514	494,430	10,122,526	8,877,258
Shares redeemed	(852,373)	(1,412,700)	(15,698,222)	(25,426,926)
Net increase (decrease)	52,373	(106,201)	$498,732	$(1,987,797)
Service Class
Shares sold	69,780	190,521	$1,267,837	$3,412,168
Reinvestment of distributions	18,561	14,557	325,554	261,996
Shares redeemed	(64,253)	(71,307)	(1,204,043)	(1,262,031)
Net increase (decrease)	24,088	133,771	$389,348	$2,412,133
Service Class 2
Shares sold	4,627,038	14,242,309	$83,204,534	$248,563,621
Reinvestment of distributions	2,575,101	1,888,180	44,343,231	33,256,996
Shares redeemed	(2,624,116)	(4,636,485)	(47,180,643)	(81,689,596)
Net increase (decrease)	4,578,023	11,494,004	$80,367,122	$200,131,021
Investor Class
Shares sold	2,620,199	6,902,746	$47,845,909	$121,791,858
Reinvestment of distributions	6,979,726	5,730,852	122,145,203	102,221,163
Shares redeemed	(3,962,485)	(6,021,946)	(72,320,835)	(107,852,990)
Net increase (decrease)	5,637,440	6,611,652	$97,670,277	$116,160,031

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 72% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.49%
Actual		$1,000.00	$1,032.10	$2.47
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Service Class	.59%
Actual		$1,000.00	$1,032.10	$2.97
Hypothetical-C		$1,000.00	$1,021.87	$2.96
Service Class 2.74%
Actual		$1,000.00	$1,030.80	$3.73
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Investor Class	.57%
Actual		$1,000.00	$1,032.20	$2.87
Hypothetical-C		$1,000.00	$1,021.97	$2.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from .005% to .01%.

 C 5% return per year before expenses

VIPBAL-SANN-0818
1.705697.120

Fidelity® Variable Insurance Products: Growth Opportunities Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Alphabet, Inc. Class C	4.6
Microsoft Corp.	4.3
JUUL Labs, Inc. Series C	4.2
Facebook, Inc. Class A	3.6
Salesforce.com, Inc.	2.2
Alphabet, Inc. Class A	2.1
Wix.com Ltd.	1.9
American Tower Corp.	1.8
34.8

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	47.3
Consumer Discretionary	15.9
Health Care	10.8
Consumer Staples	6.9
Financials	4.4

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 10.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.4%
Tesla, Inc. (a)(b)	33,897	$11,624,976
Hotels, Restaurants & Leisure - 1.4%
Hilton Grand Vacations, Inc. (a)	57,300	1,988,310
Hilton Worldwide Holdings, Inc.	8,200	649,112
Marriott International, Inc. Class A	700	88,620
Planet Fitness, Inc. (a)	3,800	166,972
Royal Caribbean Cruises Ltd.	15,200	1,574,720
U.S. Foods Holding Corp. (a)	195,865	7,407,614
		11,875,348
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	12,300	2,635,521
Roku, Inc. Class A (b)	172,600	7,356,212
		9,991,733
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	25,273	42,959,045
Groupon, Inc. (a)	478,600	2,057,980
JD.com, Inc. sponsored ADR (a)	55,500	2,161,725
Netflix, Inc. (a)	25,900	10,138,037
The Booking Holdings, Inc. (a)	1,350	2,736,572
Wayfair LLC Class A (a)	48,402	5,748,222
		65,801,581
Media - 2.5%
Charter Communications, Inc. Class A (a)	29,163	8,550,883
Comcast Corp. Class A	108,478	3,559,163
Criteo SA sponsored ADR (a)	95,500	3,137,175
Naspers Ltd. Class N	13,300	3,378,932
The Walt Disney Co.	27,400	2,871,794
		21,497,947
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	53,800	4,573,000
Specialty Retail - 1.0%
Home Depot, Inc.	14,910	2,908,941
Lowe's Companies, Inc.	37,300	3,564,761
TJX Companies, Inc.	16,900	1,608,542
Ulta Beauty, Inc. (a)	800	186,768
		8,269,012
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	1,200	31,200
lululemon athletica, Inc. (a)	22,172	2,768,174
Puma AG	8	4,681
		2,804,055

TOTAL CONSUMER DISCRETIONARY		136,437,652

CONSUMER STAPLES - 2.7%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	11,500	2,517,005
Fever-Tree Drinks PLC	10,685	478,042
Monster Beverage Corp. (a)	23,195	1,329,074
The Coca-Cola Co.	18,169	796,892
		5,121,013
Food & Staples Retailing - 1.0%
Bj's Wholesale Club Holdings, Inc.	11,300	267,245
Costco Wholesale Corp.	3,300	689,634
Performance Food Group Co. (a)	219,508	8,055,944
Walmart, Inc.	900	77,085
		9,089,908
Food Products - 0.1%
nLIGHT, Inc. (a)	16,700	552,102
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	30,600	1,704,940
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	40,800	2,062,294
Juul Labs, Inc. (c)	560	93,078
Philip Morris International, Inc.	54,600	4,408,404
		6,563,776

TOTAL CONSUMER STAPLES		23,031,739

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
NuVista Energy Ltd. (a)	73,900	512,660
Petronet LNG Ltd.	959,591	3,072,485
Reliance Industries Ltd.	492,165	6,991,029
Teekay LNG Partners LP	49,100	827,335
Whiting Petroleum Corp. (a)	27,200	1,433,984
		12,837,493
FINANCIALS - 4.3%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	23,400	2,457,468
Capital Markets - 3.1%
BlackRock, Inc. Class A	14,800	7,385,792
Cboe Global Markets, Inc.	67,800	7,055,946
Charles Schwab Corp.	81,100	4,144,210
Morningstar, Inc.	1,300	166,725
MSCI, Inc.	3,000	496,290
S&P Global, Inc.	2,300	468,947
TD Ameritrade Holding Corp.	112,400	6,156,148
Virtu Financial, Inc. Class A	44,200	1,173,510
		27,047,568
Consumer Finance - 0.2%
Synchrony Financial	46,700	1,558,846
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	42,500	1,703,825
Thrifts & Mortgage Finance - 0.5%
Lendingtree, Inc. (a)(b)	21,100	4,511,180

TOTAL FINANCIALS		37,278,887

HEALTH CARE - 10.8%
Biotechnology - 5.9%
ACADIA Pharmaceuticals, Inc. (a)	16,818	256,811
Acceleron Pharma, Inc. (a)	9,000	436,680
Acorda Therapeutics, Inc. (a)	14,500	416,150
Agios Pharmaceuticals, Inc. (a)	13,800	1,162,374
Alexion Pharmaceuticals, Inc. (a)	81,952	10,174,341
Alkermes PLC (a)	20,500	843,780
Alnylam Pharmaceuticals, Inc. (a)	19,103	1,881,454
AnaptysBio, Inc. (a)	12,800	909,312
Ascendis Pharma A/S sponsored ADR (a)	8,600	572,072
aTyr Pharma, Inc. (a)	21,936	19,962
bluebird bio, Inc. (a)	13,530	2,123,534
Blueprint Medicines Corp. (a)	5,800	368,184
Coherus BioSciences, Inc. (a)	103,000	1,442,000
Epizyme, Inc. (a)	28,800	390,240
FibroGen, Inc. (a)	20,500	1,283,300
Five Prime Therapeutics, Inc. (a)	30,500	482,205
Insmed, Inc. (a)	88,142	2,084,558
Intercept Pharmaceuticals, Inc. (a)	7,000	587,370
Ionis Pharmaceuticals, Inc. (a)	79,406	3,308,848
Mirati Therapeutics, Inc. (a)	41,600	2,050,880
Neurocrine Biosciences, Inc. (a)	41,788	4,105,253
Opko Health, Inc. (a)	1	5
Prothena Corp. PLC (a)	39,102	570,107
Regeneron Pharmaceuticals, Inc. (a)	7,800	2,690,922
Rigel Pharmaceuticals, Inc. (a)	111,406	315,279
Sage Therapeutics, Inc. (a)	7,800	1,220,934
Sarepta Therapeutics, Inc. (a)	25,200	3,330,936
Sienna Biopharmaceuticals, Inc. (b)	10,920	165,875
Spark Therapeutics, Inc. (a)	24,900	2,060,724
TESARO, Inc. (a)(b)	39,300	1,747,671
Vertex Pharmaceuticals, Inc. (a)	17,600	2,991,296
Xencor, Inc. (a)	22,700	840,127
		50,833,184
Health Care Equipment & Supplies - 1.9%
Becton, Dickinson & Co.	6,200	1,485,272
Boston Scientific Corp. (a)	296,300	9,689,010
Danaher Corp.	7,000	690,760
Insulet Corp. (a)	23,800	2,039,660
Intuitive Surgical, Inc. (a)	1,000	478,480
Novocure Ltd. (a)	58,400	1,827,920
		16,211,102
Health Care Providers & Services - 2.5%
Anthem, Inc.	17,900	4,260,737
Cigna Corp.	11,800	2,005,410
G1 Therapeutics, Inc. (a)	21,200	921,352
Humana, Inc.	18,900	5,625,207
Neuronetics, Inc.	6,300	167,643
OptiNose, Inc.	13,800	386,124
UnitedHealth Group, Inc.	34,800	8,537,832
		21,904,305
Health Care Technology - 0.0%
Cerner Corp. (a)	1,000	59,790
Pharmaceuticals - 0.5%
Akcea Therapeutics, Inc.	59,200	1,403,632
Nektar Therapeutics (a)	36,300	1,772,529
Theravance Biopharma, Inc. (a)	35,000	793,800
		3,969,961

TOTAL HEALTH CARE		92,978,342

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.0%
The Boeing Co.	500	167,755
Air Freight & Logistics - 0.1%
FedEx Corp.	3,800	862,828
Airlines - 1.5%
Alaska Air Group, Inc.	26,600	1,606,374
Allegiant Travel Co.	2,400	333,480
JetBlue Airways Corp. (a)	15,300	290,394
Ryanair Holdings PLC sponsored ADR (a)	6,600	753,918
Southwest Airlines Co.	17,900	910,752
Spirit Airlines, Inc. (a)	237,400	8,629,490
		12,524,408
Commercial Services & Supplies - 0.1%
HomeServe PLC	36,700	435,429
Tomra Systems ASA	22,443	471,217
		906,646
Construction & Engineering - 0.1%
Fluor Corp.	8,800	429,264
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	262,100	3,446,615
Machinery - 0.1%
Allison Transmission Holdings, Inc.	21,700	878,633
Deere & Co.	1,200	167,760
		1,046,393
Professional Services - 0.3%
TransUnion Holding Co., Inc.	40,300	2,887,092
Road & Rail - 0.1%
Union Pacific Corp.	5,500	779,240
Trading Companies & Distributors - 0.9%
Bunzl PLC	246,100	7,453,941
Watsco, Inc.	2,300	410,044
		7,863,985

TOTAL INDUSTRIALS		30,914,226

INFORMATION TECHNOLOGY - 46.7%
Communications Equipment - 0.7%
Carvana Co. Class A (a)(b)	137,950	5,738,720
Xiaomi Corp. Class B	39,800	86,239
		5,824,959
Electronic Equipment & Components - 0.2%
TTM Technologies, Inc. (a)	92,700	1,634,301
Internet Software & Services - 16.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,800	7,384,094
Alphabet, Inc.:
Class A (a)	16,202	18,295,136
Class C (a)	35,263	39,341,166
ANGI Homeservices, Inc. Class A (a)	137,900	2,120,902
CarGurus, Inc. Class A	41,500	1,441,710
DocuSign, Inc.	2,100	111,195
Dropbox, Inc. Class A (a)(b)	3,700	119,954
Facebook, Inc. Class A (a)	158,010	30,704,503
GoDaddy, Inc. (a)	101,820	7,188,492
IAC/InterActiveCorp (a)	19,100	2,912,559
The Trade Desk, Inc. (a)	118,400	11,105,920
Wix.com Ltd. (a)	164,407	16,490,022
		137,215,653
IT Services - 7.4%
Accenture PLC Class A	1,600	261,744
Adyen BV (d)	2,700	1,487,456
Alliance Data Systems Corp.	40,400	9,421,280
Cognizant Technology Solutions Corp. Class A	83,264	6,577,023
EPAM Systems, Inc. (a)	13,400	1,666,022
FleetCor Technologies, Inc. (a)	5,800	1,221,770
Global Payments, Inc.	59,600	6,644,804
Luxoft Holding, Inc. (a)	160,000	5,896,000
MasterCard, Inc. Class A	49,500	9,727,740
Netcompany Group A/S	8,907	326,267
PayPal Holdings, Inc. (a)	63,600	5,295,972
Visa, Inc. Class A	96,400	12,768,180
Worldpay, Inc. (a)	33,700	2,755,986
		64,050,244
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	34,300	3,290,056
Broadcom, Inc.	47,600	11,549,664
Marvell Technology Group Ltd.	106,900	2,291,936
Micron Technology, Inc. (a)	93,400	4,897,896
NVIDIA Corp.	43,100	10,210,390
NXP Semiconductors NV (a)	10,600	1,158,262
ON Semiconductor Corp. (a)	77,000	1,712,095
Qualcomm, Inc.	53,700	3,013,644
		38,123,943
Software - 12.9%
Activision Blizzard, Inc.	84,000	6,410,880
Adobe Systems, Inc. (a)	46,100	11,239,641
Autodesk, Inc. (a)	53,000	6,947,770
Avalara, Inc.	1,124	59,988
Citrix Systems, Inc. (a)	41,300	4,329,892
Electronic Arts, Inc. (a)	31,100	4,385,722
Intuit, Inc.	11,900	2,431,230
Microsoft Corp.	378,749	37,348,439
Parametric Technology Corp. (a)	46,500	4,362,165
Red Hat, Inc. (a)	13,100	1,760,247
Salesforce.com, Inc. (a)	139,977	19,092,863
ServiceNow, Inc. (a)	42,500	7,329,975
Take-Two Interactive Software, Inc. (a)	800	94,688
Workday, Inc. Class A (a)	42,900	5,196,048
Zscaler, Inc. (a)	1,500	53,625
		111,043,173
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	237,743	44,008,604

TOTAL INFORMATION TECHNOLOGY		401,900,877

MATERIALS - 2.4%
Chemicals - 2.4%
DowDuPont, Inc.	52,305	3,447,946
LG Chemical Ltd.	9,961	2,981,265
LyondellBasell Industries NV Class A	74,600	8,194,810
The Chemours Co. LLC	129,700	5,753,492
		20,377,513
Containers & Packaging - 0.0%
Ball Corp.	11,000	391,050

TOTAL MATERIALS		20,768,563

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	109,000	15,714,530
Equinix, Inc.	6,000	2,579,340
		18,293,870
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	253,900	15,170,525
TOTAL COMMON STOCKS
(Cost $460,644,901)		789,612,174

Preferred Stocks - 5.0%
Convertible Preferred Stocks - 5.0%
CONSUMER STAPLES - 4.2%
Tobacco - 4.2%
JUUL Labs, Inc.:
Series C (a)(c)(e)	215,881	35,881,581
Series D (c)(e)	741	123,162
		36,004,743
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(e)	65,670	615,840
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(e)	3,941	666,029
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series I (c)(e)	54,912	2,600,297
Uber Technologies, Inc. Series D, 8.00% (a)(c)(e)	66,008	2,640,320
		5,240,617
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(e)	5,997	46,837
TOTAL INFORMATION TECHNOLOGY		5,287,454

TOTAL CONVERTIBLE PREFERRED STOCKS		42,574,066

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(e)	215,881	308,710
TOTAL PREFERRED STOCKS
(Cost $5,859,243)		42,882,776

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 1.93% (f)	27,009,384	27,014,786
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	28,827,299	28,833,065
TOTAL MONEY MARKET FUNDS
(Cost $55,844,968)		55,847,851
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $522,349,112)		888,342,801
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(28,220,985)
NET ASSETS - 100%		$860,121,816

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,487,456 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,882,776 or 5.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	11/5/14	$36,735
Clover Health Series D	6/7/17	$615,840
JUUL Labs, Inc. Series C	5/22/15	$671,390
JUUL Labs, Inc. Series D	6/25/18	$85,215
Lyft, Inc. Series I	6/27/18	$2,600,297
PAX Labs, Inc. Series A	5/22/15	$159,752
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$1,023,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,066
Fidelity Securities Lending Cash Central Fund	457,636
Total	$527,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$136,437,652	$136,437,652	$--	$--
Consumer Staples	59,345,192	21,233,721	1,704,940	36,406,531
Energy	12,837,493	12,837,493	--	--
Financials	37,894,727	37,278,887	--	615,840
Health Care	92,978,342	92,978,342	--	--
Industrials	31,580,255	30,914,226	--	666,029
Information Technology	407,188,331	401,814,638	86,239	5,287,454
Materials	20,768,563	20,768,563	--	--
Real Estate	18,293,870	18,293,870	--	--
Telecommunication Services	15,170,525	15,170,525	--	--
Money Market Funds	55,847,851	55,847,851	--	--
Total Investments in Securities:	$888,342,801	$843,575,768	$1,791,179	$42,975,854

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$5,044,517
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	31,276,799
Cost of Purchases	85,215
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$36,406,531
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$31,276,799
Other Investments in Securities
Beginning Balance	$2,917,789
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	385,208
Cost of Purchases	3,266,326
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,569,323
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$385,208

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Israel	1.9%
Netherlands	1.5%
India	1.4%
United Kingdom	1.3%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,210,125) — See accompanying schedule: Unaffiliated issuers (cost $466,504,144)	$832,494,950
Fidelity Central Funds (cost $55,844,968)	55,847,851
Total Investment in Securities (cost $522,349,112)		$888,342,801
Cash		125,064
Foreign currency held at value (cost $50)		50
Receivable for investments sold		2,847,763
Receivable for fund shares sold		1,067,969
Dividends receivable		350,954
Distributions receivable from Fidelity Central Funds		67,247
Other receivables		15,347
Total assets		892,817,195
Liabilities
Payable for investments purchased	$2,909,667
Payable for fund shares redeemed	383,833
Accrued management fee	381,193
Distribution and service plan fees payable	60,130
Other affiliated payables	90,092
Other payables and accrued expenses	39,676
Collateral on securities loaned	28,830,788
Total liabilities		32,695,379
Net Assets		$860,121,816
Net Assets consist of:
Paid in capital		$462,637,096
Undistributed net investment income		99,507
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,392,675
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		365,992,538
Net Assets		$860,121,816
Initial Class:
Net Asset Value, offering price and redemption price per share ($192,411,371 ÷ 4,851,491 shares)		$39.66
Service Class:
Net Asset Value, offering price and redemption price per share ($109,374,286 ÷ 2,763,724 shares)		$39.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($249,986,758 ÷ 6,399,484 shares)		$39.06
Investor Class:
Net Asset Value, offering price and redemption price per share ($308,349,401 ÷ 7,823,682 shares)		$39.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$2,708,866
Income from Fidelity Central Funds (including $457,636 from security lending)		527,702
Total income		3,236,568
Expenses
Management fee	$2,077,784
Transfer agent fees	354,025
Distribution and service plan fees	325,070
Accounting and security lending fees	137,630
Custodian fees and expenses	18,961
Independent trustees' fees and expenses	1,637
Audit	30,707
Legal	2,968
Miscellaneous	2,699
Total expenses before reductions	2,951,481
Expense reductions	(26,396)
Total expenses after reductions		2,925,085
Net investment income (loss)		311,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,537)	32,133,641
Fidelity Central Funds	(1,762)
Foreign currency transactions	(10,553)
Total net realized gain (loss)		32,121,326
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	86,531,707
Fidelity Central Funds	183
Assets and liabilities in foreign currencies	(2,543)
Total change in net unrealized appreciation (depreciation)		86,529,347
Net gain (loss)		118,650,673
Net increase (decrease) in net assets resulting from operations		$118,962,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,483	$1,838,875
Net realized gain (loss)	32,121,326	53,422,607
Change in net unrealized appreciation (depreciation)	86,529,347	123,987,717
Net increase (decrease) in net assets resulting from operations	118,962,156	179,249,199
Distributions to shareholders from net investment income	(829,153)	(1,339,660)
Distributions to shareholders from net realized gain	(40,906,235)	(76,691,219)
Total distributions	(41,735,388)	(78,030,879)
Share transactions - net increase (decrease)	75,439,413	87,470,716
Total increase (decrease) in net assets	152,666,181	188,689,036
Net Assets
Beginning of period	707,455,635	518,766,599
End of period	$860,121,816	$707,455,635
Other Information
Undistributed net investment income end of period	$99,507	$617,177

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth Opportunities Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.08	$31.06	$31.75	$33.51	$29.96	$21.80
Income from Investment Operations
Net investment income (loss)A	.04	.13	.11	.10	.07	.08
Net realized and unrealized gain (loss)	5.65	9.54	(.10)	1.70	3.58	8.18
Total from investment operations	5.69	9.67	.01	1.80	3.65	8.26
Distributions from net investment income	(.05)	(.10)	(.10)	(.06)	(.07)	(.08)
Distributions from net realized gain	(2.06)	(4.54)	(.60)	(3.49)	(.03)	(.01)
Total distributions	(2.11)	(4.65)B	(.70)	(3.56)C	(.10)	(.10)D
Net asset value, end of period	$39.66	$36.08	$31.06	$31.75	$33.51	$29.96
Total ReturnE,F,G	16.78%	34.47%	.37%	5.61%	12.20%	37.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.67%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.65%J	.66%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.65%J	.66%	.68%	.66%	.68%	.68%
Net investment income (loss)	.19%J	.40%	.36%	.30%	.21%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$192,411	$167,740	$133,393	$176,056	$158,791	$163,798
Portfolio turnover rateK	39%J	54%	65%	63%L	11%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.65 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $4.543 per share.

 C Total distributions of $3.56 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.492 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.02	$31.01	$31.70	$33.46	$29.91	$21.76
Income from Investment Operations
Net investment income (loss)A	.02	.10	.08	.07	.04	.05
Net realized and unrealized gain (loss)	5.64	9.52	(.09)	1.68	3.58	8.17
Total from investment operations	5.66	9.62	(.01)	1.75	3.62	8.22
Distributions from net investment income	(.04)	(.07)	(.07)	(.02)	(.04)	(.05)
Distributions from net realized gain	(2.06)	(4.54)	(.60)	(3.49)	(.03)	(.01)
Total distributions	(2.11)B	(4.61)	(.68)C	(3.51)	(.07)	(.07)D
Net asset value, end of period	$39.57	$36.02	$31.01	$31.70	$33.46	$29.91
Total ReturnE,F,G	16.70%	34.36%	.28%	5.48%	12.10%	37.78%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.77%	.78%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.75%J	.76%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.75%J	.76%	.78%	.76%	.77%	.78%
Net investment income (loss)	.09%J	.30%	.26%	.20%	.11%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$109,374	$102,730	$92,664	$113,812	$141,833	$160,835
Portfolio turnover rateK	39%J	54%	65%	63%L	11%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.11 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $2.064 per share.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.602 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.60	$30.71	$31.40	$33.20	$29.68	$21.60
Income from Investment Operations
Net investment income (loss)A	(.01)	.05	.03	.02	(.01)	.01
Net realized and unrealized gain (loss)	5.57	9.42	(.10)	1.67	3.56	8.10
Total from investment operations	5.56	9.47	(.07)	1.69	3.55	8.11
Distributions from net investment income	(.03)	(.04)	(.02)	–B	–B	(.01)
Distributions from net realized gain	(2.06)	(4.54)	(.60)	(3.49)	(.02)	(.01)
Total distributions	(2.10)C	(4.58)	(.62)	(3.49)	(.03)D	(.03)E
Net asset value, end of period	$39.06	$35.60	$30.71	$31.40	$33.20	$29.68
Total ReturnF,G,H	16.61%	34.17%	.10%	5.34%	11.95%	37.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	.91%	.93%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.90%K	.91%	.93%	.92%	.93%	.93%
Expenses net of all reductions	.90%K	.91%	.93%	.91%	.93%	.93%
Net investment income (loss)	(.06)%K	.15%	.11%	.05%	(.04)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$249,987	$193,945	$117,623	$177,404	$83,545	$81,360
Portfolio turnover rateL	39%K	54%	65%	63%M	11%	25%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $2.10 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.064 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.023 per share.

 E Total distributions of $.03 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.014 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Opportunities Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.88	$30.91	$31.60	$33.37	$29.84	$21.72
Income from Investment Operations
Net investment income (loss)A	.02	.10	.08	.07	.04	.06
Net realized and unrealized gain (loss)	5.62	9.49	(.09)	1.70	3.57	8.14
Total from investment operations	5.64	9.59	(.01)	1.77	3.61	8.20
Distributions from net investment income	(.04)	(.08)	(.07)	(.05)	(.05)	(.07)
Distributions from net realized gain	(2.06)	(4.54)	(.60)	(3.49)	(.03)	(.01)
Total distributions	(2.11)B	(4.62)	(.68)C	(3.54)	(.08)	(.08)
Net asset value, end of period	$39.41	$35.88	$30.91	$31.60	$33.37	$29.84
Total ReturnD,E,F	16.72%	34.38%	.28%	5.54%	12.09%	37.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.75%	.76%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.73%I	.75%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.73%I	.74%	.76%	.74%	.76%	.76%
Net investment income (loss)	.11%I	.32%	.28%	.22%	.13%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$308,349	$243,040	$175,086	$270,119	$136,782	$122,334
Portfolio turnover rateJ	39%I	54%	65%	63%K	11%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $2.064 per share.

 C Total distributions of $.68 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.602 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$42,975,854	Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 12.2 / 2.7	Increase
			Discount rate	10.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Market approach	Transaction price	$9.38 - $179.25 / $152.37	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$380,148,164
Gross unrealized depreciation	(14,950,357)
Net unrealized appreciation (depreciation)	$365,197,807
Tax cost	$523,144,994

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $154,790,603 and $147,776,008, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$52,580
Service Class 2	272,490
$325,070

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$57,070
Service Class	33,850
Service Class 2	70,226
Investor Class	192,879
$354,025

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,065 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,024 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $165,571. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32,966 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,398 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $473.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,525.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$221,361	$467,469
Service Class	117,288	195,674
Service Class 2	189,518	167,345
Investor Class	300,986	509,172
Total	$829,153	$1,339,660
From net realized gain
Initial Class	$9,518,521	$19,304,343
Service Class	5,763,859	13,271,356
Service Class 2	11,504,873	18,454,911
Investor Class	14,118,982	25,660,609
Total	$40,906,235	$76,691,219

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	232,529	445,185	$8,842,960	$14,355,522
Reinvestment of distributions	287,567	659,000	9,739,882	19,771,812
Shares redeemed	(317,969)	(749,981)	(11,673,629)	(24,550,558)
Net increase (decrease)	202,127	354,204	$6,909,213	$9,576,776
Service Class
Shares sold	48,219	102,330	$1,809,834	$3,372,479
Reinvestment of distributions	173,947	451,195	5,881,147	13,467,030
Shares redeemed	(310,774)	(689,399)	(11,471,256)	(22,685,483)
Net increase (decrease)	(88,608)	(135,874)	$(3,780,275)	$(5,845,974)
Service Class 2
Shares sold	1,177,551	2,032,671	$43,566,752	$66,122,296
Reinvestment of distributions	350,236	626,806	11,694,391	18,622,256
Shares redeemed	(576,891)	(1,040,672)	(21,115,693)	(34,075,785)
Net increase (decrease)	950,896	1,618,805	$34,145,450	$50,668,767
Investor Class
Shares sold	1,050,994	1,044,502	$39,191,131	$33,953,637
Reinvestment of distributions	428,273	875,462	14,419,968	26,169,781
Shares redeemed	(430,165)	(809,925)	(15,446,074)	(27,052,271)
Net increase (decrease)	1,049,102	1,110,039	$38,165,025	$33,071,147

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 48% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 18% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.65%
Actual		$1,000.00	$1,167.80	$3.49
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Service Class	.75%
Actual		$1,000.00	$1,167.00	$4.03
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Service Class 2.90%
Actual		$1,000.00	$1,166.10	$4.83
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Investor Class	.73%
Actual		$1,000.00	$1,167.20	$3.92
Hypothetical-C		$1,000.00	$1,021.17	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRO-SANN-0818
1.705699.120

Fidelity® Variable Insurance Products: Mid Cap Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Electronic Arts, Inc.	1.6
The AES Corp.	1.2
Total System Services, Inc.	1.2
Activision Blizzard, Inc.	1.2
Akamai Technologies, Inc.	1.1
FleetCor Technologies, Inc.	1.1
Steris PLC	1.1
Dine Brands Global, Inc.	1.1
Anadarko Petroleum Corp.	1.0
S&P Global, Inc.	1.0
11.6

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	20.5
Financials	18.1
Health Care	13.1
Consumer Discretionary	12.2
Industrials	12.0

Asset Allocation (% of fund's net assets)

As of June 30, 2018 *
Stocks	100.0%

 * Foreign investments - 20.3%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.4%
Aptiv PLC	179,761	$16,471,500
Delphi Technologies PLC	41,020	1,864,769
DENSO Corp.	35,200	1,720,656
Gentex Corp.	787,692	18,132,670
		38,189,595
Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt Co. (a)	2,785,100	21,306,015
New Oriental Education & Technology Group, Inc. sponsored ADR	234,996	22,244,721
ZTO Express (Cayman), Inc. sponsored ADR	1,462,700	29,254,000
		72,804,736
Hotels, Restaurants & Leisure - 3.1%
Bojangles', Inc. (a)	225,700	3,250,080
Darden Restaurants, Inc.	166,800	17,857,608
Dine Brands Global, Inc.(b)(c)	1,216,658	91,006,018
Hilton Grand Vacations, Inc. (a)	479,300	16,631,710
Jubilant Foodworks Ltd.	150,140	3,040,631
Las Vegas Sands Corp.	492,488	37,606,384
Six Flags Entertainment Corp.	36,400	2,549,820
Texas Roadhouse, Inc. Class A	356,800	23,373,968
The Restaurant Group PLC	166,500	618,344
Wyndham Destinations, Inc.	434,100	19,217,607
Wyndham Hotels & Resorts, Inc.	434,100	25,538,103
Yum China Holdings, Inc.	573,700	22,064,502
		262,754,775
Household Durables - 1.9%
D.R. Horton, Inc.	203,000	8,323,000
iRobot Corp. (a)(b)	64,680	4,900,804
Lennar Corp.:
Class A	467,700	24,554,250
Class B	13,430	573,327
Maisons du Monde SA (d)	245,305	9,035,175
Mohawk Industries, Inc. (a)	47,200	10,113,544
NVR, Inc. (a)	100	297,035
Panasonic Corp.	2,100,400	28,322,684
PulteGroup, Inc.	1,448,300	41,638,625
SodaStream International Ltd. (a)	8,918	760,705
Toll Brothers, Inc.	995,500	36,823,545
		165,342,694
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	81,900	3,380,599
Polaris Industries, Inc. (b)	641,947	78,433,084
		81,813,683
Media - 2.4%
China Literature Ltd. (a)(d)	421	3,955
Interpublic Group of Companies, Inc.	2,698,385	63,250,144
Lions Gate Entertainment Corp.:
Class A (b)	460,150	11,420,923
Class B	460,150	10,795,119
Naspers Ltd. Class N	73,200	18,596,829
News Corp. Class A	690,000	10,695,000
Omnicom Group, Inc.	451,800	34,458,786
The New York Times Co. Class A	2,202,100	57,034,390
		206,255,146
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	452,500	38,462,500
Specialty Retail - 0.4%
CarMax, Inc. (a)	2,200	160,314
Party City Holdco, Inc. (a)	608,300	9,276,575
Williams-Sonoma, Inc. (b)	373,600	22,931,568
		32,368,457
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	165,625	18,697,406
G-III Apparel Group Ltd. (a)	862,144	38,279,194
Michael Kors Holdings Ltd. (a)	128,300	8,544,780
Page Industries Ltd.	19,804	8,046,062
PVH Corp.	469,700	70,323,484
		143,890,926

TOTAL CONSUMER DISCRETIONARY		1,041,882,512

CONSUMER STAPLES - 3.9%
Beverages - 0.1%
C&C Group PLC	2,695,822	10,200,106
Food & Staples Retailing - 0.1%
Conviviality PLC (e)	1,722,997	1,150,606
Sprouts Farmers Market LLC (a)	446,310	9,850,062
		11,000,668
Food Products - 3.4%
Britannia Industries Ltd.	15,000	1,361,470
Campbell Soup Co. (b)	379,200	15,372,768
Ezaki Glico Co. Ltd.	836,700	40,204,525
Hostess Brands, Inc. Class A (a)	1,264,600	17,198,560
Ingredion, Inc.	58,605	6,487,574
Nomad Foods Ltd. (a)	3,783,400	72,603,446
Post Holdings, Inc. (a)	263,800	22,692,076
The J.M. Smucker Co.	565,200	60,747,696
TreeHouse Foods, Inc. (a)	412,000	21,634,120
Tyson Foods, Inc. Class A	401,400	27,636,390
		285,938,625
Household Products - 0.3%
Essity AB Class B	836,900	20,668,466
Spectrum Brands Holdings, Inc.	96,700	7,892,654
		28,561,120

TOTAL CONSUMER STAPLES		335,700,519

ENERGY - 7.6%
Energy Equipment & Services - 3.1%
Baker Hughes, a GE Co. Class A	442,281	14,608,541
Dril-Quip, Inc. (a)	337,000	17,321,800
Ensco PLC Class A (b)	7,814,300	56,731,818
Frank's International NV	1,496,000	11,668,800
Halliburton Co.	963,000	43,392,780
Matrix Service Co. (a)	44,300	812,905
Nabors Industries Ltd.	3,098,700	19,862,667
National Oilwell Varco, Inc.	556,100	24,134,740
Noble Corp. (a)	819,000	5,184,270
Oceaneering International, Inc.	569,700	14,504,562
Precision Drilling Corp. (a)	11,484,300	38,000,004
Superior Energy Services, Inc. (a)	2,334,600	22,739,004
		268,961,891
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	1,203,700	88,171,025
Andeavor	96,309	12,633,815
Apache Corp.	435,296	20,350,088
Cabot Oil & Gas Corp.	264,100	6,285,580
Cheniere Energy, Inc. (a)	735,700	47,960,283
Cimarex Energy Co.	300,652	30,588,334
Extraction Oil & Gas, Inc. (a)	126,705	1,861,296
Newfield Exploration Co. (a)	812,600	24,581,150
Noble Energy, Inc.	540,800	19,079,424
Parsley Energy, Inc. Class A (a)	430,900	13,047,652
PDC Energy, Inc. (a)	152,500	9,218,625
Phillips 66 Co.	27,200	3,054,832
Southwestern Energy Co. (a)	4,884,850	25,889,705
Suncor Energy, Inc.	927,900	37,761,115
Teekay LNG Partners LP	390,086	6,572,949
Whiting Petroleum Corp. (a)	270,500	14,260,760
World Fuel Services Corp.	1,147,700	23,424,557
		384,741,190

TOTAL ENERGY		653,703,081

FINANCIALS - 18.0%
Banks - 9.4%
Banco Comercial Portugues SA (Reg.) (a)	177,431,600	53,334,470
Bank of the Ozarks, Inc.	704,100	31,712,664
BankUnited, Inc.	508,861	20,786,972
Boston Private Financial Holdings, Inc.	1,520,016	24,168,254
CaixaBank SA	1,234,000	5,311,488
CIT Group, Inc.	1,132,000	57,064,120
Comerica, Inc.	382,529	34,779,537
Commerce Bancshares, Inc.	479,004	30,996,349
CVB Financial Corp.	979,900	21,969,358
East West Bancorp, Inc.	100,700	6,565,640
First Citizen Bancshares, Inc.	75,700	30,529,810
First Commonwealth Financial Corp.	1,056,900	16,392,519
First Republic Bank	377,500	36,538,225
FNB Corp., Pennsylvania	207,400	2,783,308
Great Western Bancorp, Inc.	195,530	8,210,305
Hanmi Financial Corp.	544,596	15,439,297
Heartland Financial U.S.A., Inc.	117,100	6,422,935
Hilltop Holdings, Inc.	47,000	1,037,290
Huntington Bancshares, Inc.	5,024,416	74,160,380
Investors Bancorp, Inc.	1,157,300	14,801,867
KeyCorp	1,344,200	26,265,668
Lakeland Financial Corp.	248,319	11,966,493
M&T Bank Corp.	218,300	37,143,745
Old National Bancorp, Indiana	151,900	2,825,340
Prosperity Bancshares, Inc.	434,300	29,688,748
Regions Financial Corp.	1,578,000	28,056,840
Signature Bank (a)	256,400	32,788,432
Societe Generale Series A	15,600	655,667
SunTrust Banks, Inc.	623,265	41,147,955
TCF Financial Corp.	1,590,825	39,166,112
UMB Financial Corp.	398,600	30,385,278
Union Bankshares Corp.	236,400	9,191,232
Univest Corp. of Pennsylvania	61,900	1,702,250
Valley National Bancorp	1,251,500	15,218,240
Wintrust Financial Corp.	73,600	6,406,880
		805,613,668
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	316,100	46,994,587
Ameriprise Financial, Inc.	115,613	16,171,946
Cboe Global Markets, Inc.	108,700	11,312,409
CRISIL Ltd.	78,365	2,059,972
E*TRADE Financial Corp. (a)	670,700	41,020,012
Federated Investors, Inc. Class B (non-vtg.)	31,600	736,912
Invesco Ltd.	285,800	7,590,848
Legg Mason, Inc.	377,700	13,117,521
Moody's Corp.	151,600	25,856,896
OM Asset Management Ltd.	76,733	1,094,213
Raymond James Financial, Inc.	300,895	26,884,968
S&P Global, Inc.	423,030	86,251,587
Stifel Financial Corp.	422,000	22,049,500
		301,141,371
Consumer Finance - 1.4%
Capital One Financial Corp.	534,600	49,129,740
Discover Financial Services	163,300	11,497,953
Kruk SA	82,900	4,426,468
OneMain Holdings, Inc. (a)	157,400	5,239,846
SLM Corp. (a)	803,646	9,201,747
Synchrony Financial	1,112,100	37,121,898
		116,617,652
Insurance - 3.2%
AFLAC, Inc.	1,663,200	71,550,864
Bajaj Finserv Ltd.	54,608	4,643,275
Chubb Ltd.	152,839	19,413,610
Direct Line Insurance Group PLC	1,215,529	5,500,783
Hiscox Ltd.	1,588,797	31,976,426
Hyundai Fire & Marine Insurance Co. Ltd.	295,241	8,929,113
Primerica, Inc.	258,520	25,748,592
Principal Financial Group, Inc.	973,900	51,568,005
Reinsurance Group of America, Inc.	385,024	51,393,004
The Travelers Companies, Inc.	7,000	856,380
		271,580,052
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd. (a)	1,094,370	39,200,333
Housing Development Finance Corp. Ltd.	262,668	7,321,017
		46,521,350

TOTAL FINANCIALS		1,541,474,093

HEALTH CARE - 13.1%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	572,900	71,125,535
AMAG Pharmaceuticals, Inc. (a)(b)	1,089,300	21,241,350
Amgen, Inc.	274,500	50,669,955
Myriad Genetics, Inc. (a)	28,600	1,068,782
Regeneron Pharmaceuticals, Inc. (a)	66,500	22,941,835
REGENXBIO, Inc. (a)	279,100	20,025,425
Sarepta Therapeutics, Inc. (a)	149,400	19,747,692
United Therapeutics Corp. (a)	220,800	24,983,520
		231,804,094
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	113,700	27,237,972
Boston Scientific Corp. (a)	2,378,603	77,780,318
ConvaTec Group PLC (d)	4,802,208	13,461,304
ConvaTec Group PLC ADR	788,800	8,968,656
Dentsply Sirona, Inc.	618,800	27,084,876
Hill-Rom Holdings, Inc.	236,111	20,621,935
Hologic, Inc. (a)	829,824	32,985,504
Medtronic PLC	563,000	48,198,430
ResMed, Inc.	165,748	17,168,178
Steris PLC	895,100	93,994,451
The Cooper Companies, Inc.	108,383	25,518,777
Zimmer Biomet Holdings, Inc.	544,900	60,723,656
		453,744,057
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	636,247	31,067,941
Centene Corp. (a)	1,738	214,139
Cigna Corp.	157,300	26,733,135
Envision Healthcare Corp. (a)	709,300	31,216,293
HCA Holdings, Inc.	91,335	9,370,971
McKesson Corp.	95,650	12,759,710
Ryman Healthcare Group Ltd.	913,189	7,403,480
Spire Healthcare Group PLC (d)	3,096,756	10,241,881
UnitedHealth Group, Inc.	26,619	6,530,705
Universal Health Services, Inc. Class B	261,600	29,152,704
		164,690,959
Health Care Technology - 0.1%
Inovalon Holdings, Inc. Class A (a)(b)	1,017,700	10,100,673
Life Sciences Tools & Services - 0.9%
Bruker Corp.	680,100	19,750,104
Charles River Laboratories International, Inc. (a)	1,400	157,164
Thermo Fisher Scientific, Inc.	287,463	59,545,086
		79,452,354
Pharmaceuticals - 2.2%
Allergan PLC	80,100	13,354,272
Amneal Pharmaceuticals, Inc. (a)	589,324	9,670,807
Catalent, Inc. (a)	476,900	19,977,341
Jazz Pharmaceuticals PLC (a)	376,071	64,797,033
Melinta Therapeutics, Inc. (a)	567,600	3,604,260
Nektar Therapeutics (a)	157,700	7,700,491
Perrigo Co. PLC	270,500	19,722,155
Shionogi & Co. Ltd.	34,200	1,757,957
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,714,456	41,695,570
Theravance Biopharma, Inc. (a)	10,605	240,521
		182,520,407

TOTAL HEALTH CARE		1,122,312,544

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	130,200	8,226,036
Bombardier, Inc. Class B (sub. vtg.) (a)	4,820,800	19,068,315
Harris Corp.	101,700	14,699,718
Hexcel Corp.	88,700	5,887,906
Leonardo SpA	2,515,530	24,870,026
MTU Aero Engines Holdings AG	5,514	1,059,900
Textron, Inc.	143,081	9,430,469
		83,242,370
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	100	7,170
C.H. Robinson Worldwide, Inc.	160,600	13,435,796
FedEx Corp.	200,211	45,459,910
XPO Logistics, Inc. (a)	93,781	9,394,981
		68,297,857
Airlines - 1.1%
Allegiant Travel Co.	405,300	56,316,435
Copa Holdings SA Class A	71,600	6,774,792
Spirit Airlines, Inc. (a)	833,213	30,287,293
		93,378,520
Building Products - 0.8%
A.O. Smith Corp.	133,700	7,908,355
Johnson Controls International PLC	1,837,376	61,460,227
Lennox International, Inc.	13,157	2,633,374
Toto Ltd.	21,100	979,578
		72,981,534
Commercial Services & Supplies - 1.0%
Deluxe Corp.	222,098	14,705,109
HNI Corp.	42,500	1,581,000
KAR Auction Services, Inc.	208,582	11,430,294
Knoll, Inc.	1,376,506	28,645,090
Steelcase, Inc. Class A	174,600	2,357,100
Stericycle, Inc. (a)	352,500	23,014,725
		81,733,318
Construction & Engineering - 1.2%
EMCOR Group, Inc.	391,107	29,794,531
Fluor Corp.	392,400	19,141,272
Jacobs Engineering Group, Inc.	867,855	55,100,114
		104,035,917
Electrical Equipment - 1.3%
Acuity Brands, Inc.	43,000	4,982,410
AMETEK, Inc.	196,400	14,172,224
Hubbell, Inc. Class B	202,000	21,359,480
Melrose Industries PLC	926,525	2,600,856
Regal Beloit Corp.	861,115	70,439,207
		113,554,177
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	54,700	5,924,557
ITT, Inc.	566,500	29,610,955
Smiths Group PLC	1,583,465	35,484,429
		71,019,941
Machinery - 2.5%
Allison Transmission Holdings, Inc.	213,400	8,640,566
Colfax Corp. (a)	316,659	9,705,598
Cummins, Inc.	13,875	1,845,375
Fanuc Corp.	100	19,821
Flowserve Corp.	467,000	18,866,800
IDEX Corp.	17,500	2,388,400
Ingersoll-Rand PLC	469,045	42,087,408
KION Group AG	147,100	10,588,728
Misumi Group, Inc.	746,800	21,787,147
Pentair PLC	39,000	1,641,120
Proto Labs, Inc. (a)	9,022	1,073,167
Rexnord Corp. (a)	2,168,434	63,014,692
SMC Corp.	100	36,698
Wabtec Corp. (b)	374,746	36,942,461
		218,637,981
Professional Services - 0.1%
Dun & Bradstreet Corp.	100,805	12,363,733
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	41,600	5,056,480
Knight-Swift Transportation Holdings, Inc. Class A	816	31,179
Old Dominion Freight Lines, Inc.	100	14,896
		5,102,555
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	376,800	20,403,720
Air Lease Corp. Class A	675,294	28,342,089
HD Supply Holdings, Inc. (a)	490,200	21,024,678
Univar, Inc. (a)	1,201,400	31,524,736
WESCO International, Inc. (a)	107,000	6,109,700
		107,404,923

TOTAL INDUSTRIALS		1,031,752,826

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	921,790	26,920,877
F5 Networks, Inc. (a)	458,454	79,060,392
Xiaomi Corp. Class B	4,731,200	10,251,657
		116,232,926
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	52,000	4,531,800
Avnet, Inc.	780,430	33,472,643
CDW Corp.	679,801	54,921,123
Jabil, Inc.	848,941	23,481,708
Keyence Corp.	100	56,505
Keysight Technologies, Inc. (a)	27,953	1,650,066
National Instruments Corp.	100	4,198
Samsung SDI Co. Ltd.	71,428	13,717,786
TE Connectivity Ltd.	382,766	34,471,906
Trimble, Inc. (a)	470,600	15,454,504
		181,762,239
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	1,336,600	97,879,218
Alibaba Group Holding Ltd. sponsored ADR (a)	32,800	6,085,384
Alphabet, Inc. Class C (a)	52,702	58,796,986
Carbonite, Inc. (a)	274,200	9,569,580
Care.com, Inc. (a)	100	2,088
LogMeIn, Inc.	82,700	8,538,775
Tencent Holdings Ltd.	506,600	25,439,123
		206,311,154
IT Services - 8.4%
Alliance Data Systems Corp.	10,100	2,355,320
Cognizant Technology Solutions Corp. Class A	441,593	34,881,431
Conduent, Inc. (a)	4,063,409	73,832,142
EPAM Systems, Inc. (a)	273,800	34,041,554
Euronet Worldwide, Inc. (a)	905,977	75,893,693
ExlService Holdings, Inc. (a)	582,000	32,947,020
Fidelity National Information Services, Inc.	281,177	29,813,197
FleetCor Technologies, Inc. (a)	449,840	94,758,796
Genpact Ltd.	2,525,388	73,059,475
Global Payments, Inc.	283,976	31,660,484
Indra Sistemas SA (a)	819,300	9,806,980
Leidos Holdings, Inc.	118,000	6,962,000
Maximus, Inc.	115,600	7,179,916
PayPal Holdings, Inc. (a)	210,200	17,503,354
Sabre Corp.	280,700	6,916,448
The Western Union Co.	965,948	19,637,723
Total System Services, Inc.	1,174,210	99,244,229
Visa, Inc. Class A	301,800	39,973,410
Worldpay, Inc. (a)	355,400	29,064,612
		719,531,784
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	25,200	4,986,697
Cree, Inc. (a)	100	4,157
Marvell Technology Group Ltd.	973,500	20,871,840
NVIDIA Corp.	199,933	47,364,128
ON Semiconductor Corp. (a)	548,100	12,187,004
Qualcomm, Inc.	776,800	43,594,016
Renesas Electronics Corp. (a)	589,000	5,777,483
Semtech Corp. (a)	908,751	42,756,735
Synaptics, Inc. (a)	434,700	21,895,839
		199,437,899
Software - 3.9%
Activision Blizzard, Inc.	1,297,400	99,017,568
CDK Global, Inc.	388,000	25,239,400
Electronic Arts, Inc. (a)	973,490	137,281,556
Fair Isaac Corp. (a)	198,200	38,316,024
Intuit, Inc.	162,997	33,301,102
		333,155,650

TOTAL INFORMATION TECHNOLOGY		1,756,431,652

MATERIALS - 8.2%
Chemicals - 5.8%
Ashland Global Holdings, Inc.	263,226	20,579,009
Cabot Corp.	408,000	25,202,160
Celanese Corp. Class A	313,800	34,850,628
CF Industries Holdings, Inc.	820,700	36,439,080
Eastman Chemical Co.	407,300	40,713,708
H.B. Fuller Co.	428,575	23,005,906
Innospec, Inc.	121,109	9,270,894
LG Chemical Ltd.	100,308	30,021,555
LyondellBasell Industries NV Class A	717,000	78,762,450
Orion Engineered Carbons SA	668,600	20,626,310
Platform Specialty Products Corp. (a)	2,278,300	26,428,280
PolyOne Corp.	111,123	4,802,736
PPG Industries, Inc.	162,400	16,845,752
The Chemours Co. LLC	916,900	40,673,684
The Mosaic Co.	2,725,000	76,436,250
W.R. Grace & Co.	67,300	4,933,763
Westlake Chemical Corp.	71,800	7,727,834
		497,319,999
Construction Materials - 0.1%
nVent Electric PLC (a)	100,500	2,522,550
Taiheiyo Cement Corp.	167,900	5,527,666
		8,050,216
Containers & Packaging - 1.6%
Aptargroup, Inc.	178,530	16,671,131
Avery Dennison Corp.	13,677	1,396,422
Ball Corp.	169,500	6,025,725
Graphic Packaging Holding Co.	2,529,000	36,695,790
Packaging Corp. of America	258,500	28,897,715
WestRock Co.	839,200	47,851,184
		137,537,967
Metals & Mining - 0.7%
B2Gold Corp. (a)	7,151,500	18,549,892
Continental Gold, Inc. (a)	245,200	706,886
First Quantum Minerals Ltd.	807,000	11,890,305
Freeport-McMoRan, Inc.	570,100	9,839,926
Guyana Goldfields, Inc. (a)	727,900	2,718,586
New Gold, Inc. (a)	2,039,120	4,249,944
Randgold Resources Ltd. sponsored ADR	97,032	7,480,197
Tahoe Resources, Inc.	1,138,000	5,600,624
Torex Gold Resources, Inc. (a)	195,400	1,740,489
		62,776,849

TOTAL MATERIALS		705,685,031

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Extra Space Storage, Inc.	260,500	26,000,505
Hibernia (REIT) PLC	12,522,346	21,935,394
JBG SMITH Properties	306,900	11,192,643
Outfront Media, Inc.	356,500	6,933,925
Safestore Holdings PLC	3,325,798	24,118,774
Store Capital Corp.	730,591	20,018,193
Urban Edge Properties	28,500	651,795
VEREIT, Inc.	1,777,950	13,227,948
		124,079,177
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	427,123	20,390,852
Hysan Development Co. Ltd.	894,000	4,990,976
Olav Thon Eiendomsselskap A/S	428,500	7,860,406
Sino Land Ltd.	3,782,388	6,151,635
Tai Cheung Holdings Ltd.	1,653,000	1,873,046
Wing Tai Holdings Ltd.	4,421,600	6,457,970
		47,724,885

TOTAL REAL ESTATE		171,804,062

UTILITIES - 2.4%
Electric Utilities - 0.8%
Exelon Corp.	357,800	15,242,280
Vistra Energy Corp. (a)	2,258,906	53,445,716
		68,687,996
Gas Utilities - 0.4%
China Resource Gas Group Ltd.	2,208,000	9,568,675
ENN Energy Holdings Ltd.	2,146,000	21,102,771
		30,671,446
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	7,657,600	102,688,416

TOTAL UTILITIES		202,047,858

TOTAL COMMON STOCKS
(Cost $6,633,852,121)		8,562,794,178

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,655,646

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.93% (f)	93,995	94,014
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	108,063,056	108,084,669
TOTAL MONEY MARKET FUNDS
(Cost $108,167,877)		108,178,683
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $6,750,378,698)		8,681,628,507
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(112,904,415)
NET ASSETS - 100%		$8,568,724,092

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,742,315 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,040
Fidelity Securities Lending Cash Central Fund	195,449
Total	$232,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dine Brands Global, Inc. (formerly DineEquity, Inc.)	$63,970,530	$--	$3,515,602	$1,588,860	$(245,862)	$30,796,952	$91,006,018
Total	$63,970,530	$--	$3,515,602	$1,588,860	$(245,862)	$30,796,952	$91,006,018

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,041,882,512	$1,013,559,828	$28,322,684	$--
Consumer Staples	335,700,519	334,549,913	--	1,150,606
Energy	653,703,081	653,703,081	--	--
Financials	1,552,129,739	1,546,162,584	5,967,155	--
Health Care	1,122,312,544	1,122,312,544	--	--
Industrials	1,031,752,826	1,031,733,005	19,821	--
Information Technology	1,756,431,652	1,715,754,175	40,677,477	--
Materials	705,685,031	705,685,031	--	--
Real Estate	171,804,062	171,804,062	--	--
Utilities	202,047,858	202,047,858	--	--
Money Market Funds	108,178,683	108,178,683	--	--
Total Investments in Securities:	$8,681,628,507	$8,605,490,764	$74,987,137	$1,150,606

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
Ireland	3.4%
United Kingdom	3.0%
Bermuda	2.2%
Canada	1.7%
Cayman Islands	1.4%
Japan	1.4%
Netherlands	1.3%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $104,767,578) — See accompanying schedule: Unaffiliated issuers (cost $6,552,203,491)	$8,482,443,806
Fidelity Central Funds (cost $108,167,877)	108,178,683
Other affiliated issuers (cost $90,007,330)	91,006,018
Total Investment in Securities (cost $6,750,378,698)		$8,681,628,507
Cash		35,255
Foreign currency held at value (cost $46,641)		46,900
Receivable for investments sold		35,213,433
Receivable for fund shares sold		943,502
Dividends receivable		7,201,939
Distributions receivable from Fidelity Central Funds		39,800
Other receivables		216,487
Total assets		8,725,325,823
Liabilities
Payable for investments purchased	$36,794,253
Payable for fund shares redeemed	5,764,000
Accrued management fee	3,949,507
Distribution and service plan fees payable	1,302,109
Other affiliated payables	623,558
Other payables and accrued expenses	103,424
Collateral on securities loaned	108,064,880
Total liabilities		156,601,731
Net Assets		$8,568,724,092
Net Assets consist of:
Paid in capital		$6,232,908,611
Undistributed net investment income		19,323,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,285,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,931,206,097
Net Assets		$8,568,724,092
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,428,221,077 ÷ 39,032,859 shares)		$36.59
Service Class:
Net Asset Value, offering price and redemption price per share ($617,903,915 ÷ 17,057,645 shares)		$36.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,856,338,095 ÷ 165,569,574 shares)		$35.37
Investor Class:
Net Asset Value, offering price and redemption price per share ($666,261,005 ÷ 18,326,078 shares)		$36.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends (including $1,588,860 earned from other affiliated issuers)		$54,459,196
Income from Fidelity Central Funds		232,489
Total income		54,691,685
Expenses
Management fee	$23,748,864
Transfer agent fees	3,095,435
Distribution and service plan fees	7,843,691
Accounting and security lending fees	631,893
Custodian fees and expenses	112,636
Independent trustees' fees and expenses	19,477
Audit	31,388
Legal	6,900
Interest	15,807
Miscellaneous	34,174
Total expenses before reductions	35,540,265
Expense reductions	(350,428)
Total expenses after reductions		35,189,837
Net investment income (loss)		19,501,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	406,303,200
Fidelity Central Funds	10,485
Other affiliated issuers	(245,862)
Foreign currency transactions	(151,506)
Total net realized gain (loss)		405,916,317
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(203,595,148)
Fidelity Central Funds	(7,822)
Other affiliated issuers	30,796,952
Assets and liabilities in foreign currencies	(4,711)
Total change in net unrealized appreciation (depreciation)		(172,810,729)
Net gain (loss)		233,105,588
Net increase (decrease) in net assets resulting from operations		$252,607,436

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,501,848	$46,511,645
Net realized gain (loss)	405,916,317	799,562,779
Change in net unrealized appreciation (depreciation)	(172,810,729)	744,068,528
Net increase (decrease) in net assets resulting from operations	252,607,436	1,590,142,952
Distributions to shareholders from net investment income	(11,348,057)	(45,709,222)
Distributions to shareholders from net realized gain	(744,787,773)	(394,785,154)
Total distributions	(756,135,830)	(440,494,376)
Share transactions - net increase (decrease)	249,953,245	(561,737,302)
Total increase (decrease) in net assets	(253,575,149)	587,911,274
Net Assets
Beginning of period	8,822,299,241	8,234,387,967
End of period	$8,568,724,092	$8,822,299,241
Other Information
Undistributed net investment income end of period	$19,323,603	$11,169,812

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Mid Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.94	$33.98	$32.65	$37.68	$36.39	$30.55
Income from Investment Operations
Net investment income (loss)A	.12	.26	.21	.17	.13	.18
Net realized and unrealized gain (loss)	.86	6.59	3.27	(.59)	2.11	10.57
Total from investment operations	.98	6.85	3.48	(.42)	2.24	10.75
Distributions from net investment income	(.06)	(.26)	(.16)	(.16)B	(.10)	(.19)
Distributions from net realized gain	(3.27)	(1.63)	(1.99)	(4.45)B	(.85)	(4.72)
Total distributions	(3.33)	(1.89)	(2.15)	(4.61)	(.95)	(4.91)
Net asset value, end of period	$36.59	$38.94	$33.98	$32.65	$37.68	$36.39
Total ReturnC,D,E	2.97%	20.81%	12.23%	(1.39)%	6.29%	36.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.63%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.62%H	.63%	.63%	.63%	.64%	.64%
Expenses net of all reductions	.62%H	.62%	.63%	.63%	.63%	.63%
Net investment income (loss)	.63%H	.74%	.68%	.49%	.35%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,428,221	$1,463,407	$1,360,134	$1,382,527	$1,476,171	$1,489,788
Portfolio turnover rateI	33%H	31%	30%	26%J	142%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.60	$33.70	$32.41	$37.44	$36.16	$30.39
Income from Investment Operations
Net investment income (loss)A	.10	.23	.18	.13	.09	.15
Net realized and unrealized gain (loss)	.85	6.52	3.23	(.59)	2.10	10.49
Total from investment operations	.95	6.75	3.41	(.46)	2.19	10.64
Distributions from net investment income	(.06)	(.22)	(.14)	(.13)B	(.06)	(.15)
Distributions from net realized gain	(3.27)	(1.63)	(1.99)	(4.45)B	(.85)	(4.72)
Total distributions	(3.33)	(1.85)	(2.12)C	(4.57)D	(.91)	(4.87)
Net asset value, end of period	$36.22	$38.60	$33.70	$32.41	$37.44	$36.16
Total ReturnE,F,G	2.89%	20.70%	12.11%	(1.50)%	6.20%	36.06%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.72%J	.73%	.73%	.73%	.74%	.74%
Expenses net of all reductions	.72%J	.72%	.73%	.73%	.73%	.73%
Net investment income (loss)	.53%J	.64%	.58%	.39%	.25%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$617,904	$629,727	$566,378	$566,349	$622,227	$638,612
Portfolio turnover rateK	33%J	31%	30%	26%L	142%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.12 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $1.987 per share.

 D Total distributions of $4.57 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $4.445 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.79	$33.03	$31.83	$36.84	$35.60	$29.98
Income from Investment Operations
Net investment income (loss)A	.07	.17	.13	.08	.04	.09
Net realized and unrealized gain (loss)	.83	6.39	3.16	(.57)	2.06	10.35
Total from investment operations	.90	6.56	3.29	(.49)	2.10	10.44
Distributions from net investment income	(.05)	(.17)	(.10)	(.08)B	(.01)	(.10)
Distributions from net realized gain	(3.27)	(1.63)	(1.99)	(4.45)B	(.85)	(4.72)
Total distributions	(3.32)	(1.80)	(2.09)	(4.52)C	(.86)	(4.82)
Net asset value, end of period	$35.37	$37.79	$33.03	$31.83	$36.84	$35.60
Total ReturnD,E,F	2.82%	20.54%	11.92%	(1.63)%	6.03%	35.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.88%	.88%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.87%I	.88%	.88%	.88%	.88%	.89%
Expenses net of all reductions	.87%I	.87%	.88%	.88%	.88%	.88%
Net investment income (loss)	.38%I	.49%	.43%	.24%	.10%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$5,856,338	$6,070,380	$5,746,266	$5,591,030	$6,431,011	$6,574,623
Portfolio turnover rateJ	33%I	31%	30%	26%K	142%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.52 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $4.446 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

VIP Mid Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.72	$33.80	$32.50	$37.53	$36.25	$30.46
Income from Investment Operations
Net investment income (loss)A	.10	.23	.19	.14	.10	.15
Net realized and unrealized gain (loss)	.87	6.55	3.24	(.59)	2.10	10.52
Total from investment operations	.97	6.78	3.43	(.45)	2.20	10.67
Distributions from net investment income	(.06)	(.23)	(.14)	(.14)B	(.07)	(.16)
Distributions from net realized gain	(3.27)	(1.63)	(1.99)	(4.45)B	(.85)	(4.72)
Total distributions	(3.33)	(1.86)	(2.13)	(4.58)C	(.92)	(4.88)
Net asset value, end of period	$36.36	$38.72	$33.80	$32.50	$37.53	$36.25
Total ReturnD,E,F	2.94%	20.72%	12.13%	(1.47)%	6.20%	36.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%I	.71%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.70%I	.71%	.71%	.71%	.71%	.71%
Net investment income (loss)	.55%I	.65%	.60%	.41%	.27%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$666,261	$658,785	$561,609	$523,368	$503,509	$470,265
Portfolio turnover rateJ	33%I	31%	30%	26%K	142%	132%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.58 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $4.446 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $8,152 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,279,613,700
Gross unrealized depreciation	(361,929,751)
Net unrealized appreciation (depreciation)	$1,917,683,949
Tax cost	$6,763,944,558

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,439,974,863 and $1,912,301,984, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$315,133
Service Class 2	7,528,558
$7,843,691

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$471,667
Service Class	202,840
Service Class 2	1,938,191
Investor Class	482,737
$3,095,435

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $57,779 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,644,857	1.75%	$15,807

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $7,776.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,496 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,518,196. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $195,449, including $5,820 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $306,534 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43,894.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$2,267,393	$9,718,414
Service Class	884,273	3,666,055
Service Class 2	7,251,866	28,439,685
Investor Class	944,525	3,885,068
Total	$11,348,057	$45,709,222
From net realized gain
Initial Class	$121,547,131	$63,886,220
Service Class	52,574,065	26,951,072
Service Class 2	515,513,057	276,605,196
Investor Class	55,153,520	27,342,666
Total	$744,787,773	$394,785,154

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	773,310	3,952,417	$28,914,884	$137,971,182
Reinvestment of distributions	3,560,958	2,099,113	123,814,524	73,604,634
Shares redeemed	(2,880,724)	(8,500,502)	(107,220,009)	(303,303,706)
Net increase (decrease)	1,453,544	(2,448,972)	$45,509,399	$(91,727,890)
Service Class
Shares sold	363,427	1,012,778	$13,398,095	$35,927,536
Reinvestment of distributions	1,552,217	881,418	53,458,338	30,617,127
Shares redeemed	(1,172,796)	(2,385,726)	(43,569,513)	(84,637,226)
Net increase (decrease)	742,848	(491,530)	$23,286,920	$(18,092,563)
Service Class 2
Shares sold	2,580,861	6,433,582	$92,944,421	$221,648,957
Reinvestment of distributions	15,535,362	8,992,050	522,764,923	305,044,881
Shares redeemed	(13,197,484)	(28,734,686)	(478,911,030)	(991,975,956)
Net increase (decrease)	4,918,739	(13,309,054)	$136,798,314	$(465,282,118)
Investor Class
Shares sold	503,056	921,541	$18,617,403	$32,648,839
Reinvestment of distributions	1,623,207	895,486	56,098,045	31,227,734
Shares redeemed	(812,711)	(1,418,346)	(30,356,836)	(50,511,304)
Net increase (decrease)	1,313,552	398,681	$44,358,612	$13,365,269

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.62%
Actual		$1,000.00	$1,029.70	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Service Class	.72%
Actual		$1,000.00	$1,028.90	$3.62
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Service Class 2.87%
Actual		$1,000.00	$1,028.20	$4.38
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Investor Class	.70%
Actual		$1,000.00	$1,029.40	$3.52
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPMID-SANN-0818
1.723369.119

Fidelity® Variable Insurance Products: Value Strategies Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Sempra Energy	2.6
Synchrony Financial	2.4
American Tower Corp.	2.4
Public Storage	2.2
Wells Fargo & Co.	2.1
PPL Corp.	2.1
Exelon Corp.	2.0
U.S. Bancorp	2.0
Jazz Pharmaceuticals PLC	2.0
The Blackstone Group LP	1.9
21.7

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Financials	20.2
Consumer Discretionary	13.6
Real Estate	12.5
Information Technology	10.6
Industrials	10.4

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Common Stocks	100.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.3)%

 * Foreign investments - 15.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	406,210	$3,107,507
Hotels, Restaurants & Leisure - 2.6%
Eldorado Resorts, Inc. (a)	110,500	4,320,550
U.S. Foods Holding Corp. (a)	179,000	6,769,780
		11,090,330
Household Durables - 2.3%
D.R. Horton, Inc.	92,200	3,780,200
Mohawk Industries, Inc. (a)	27,502	5,892,854
		9,673,054
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	142,100	3,015,362
Leisure Products - 1.0%
Mattel, Inc. (b)	269,600	4,426,832
Media - 4.1%
Discovery Communications, Inc. Class A (a)(b)	92,000	2,530,000
GCI Liberty, Inc. (a)	91,900	4,142,852
Interpublic Group of Companies, Inc.	146,100	3,424,584
Liberty Global PLC Class C (a)	129,100	3,435,351
Sinclair Broadcast Group, Inc. Class A	119,900	3,854,785
		17,387,572
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	63,600	5,406,000
Specialty Retail - 0.9%
Lowe's Companies, Inc.	38,600	3,689,002

TOTAL CONSUMER DISCRETIONARY		57,795,659

CONSUMER STAPLES - 5.4%
Food Products - 1.6%
Darling International, Inc. (a)	338,263	6,724,668
Household Products - 1.4%
Spectrum Brands Holdings, Inc. (b)	74,300	6,064,366
Personal Products - 0.9%
Coty, Inc. Class A	268,800	3,790,080
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	125,900	6,363,795

TOTAL CONSUMER STAPLES		22,942,909

ENERGY - 8.9%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	143,600	4,743,108
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	49,700	3,640,525
Boardwalk Pipeline Partners, LP	269,723	3,134,181
Cheniere Energy, Inc. (a)	70,000	4,563,300
Encana Corp.	258,000	3,369,612
EQT Corp.	45,900	2,532,762
GasLog Ltd.	224,478	4,287,530
Lundin Petroleum AB	151,600	4,835,696
Teekay Corp. (b)	345,451	2,677,245
Valero Energy Corp.	38,500	4,266,955
		33,307,806

TOTAL ENERGY		38,050,914

FINANCIALS - 20.2%
Banks - 4.1%
U.S. Bancorp	171,016	8,554,220
Wells Fargo & Co.	158,330	8,777,815
		17,332,035
Capital Markets - 7.2%
Ameriprise Financial, Inc.	29,300	4,098,484
Apollo Global Management LLC Class A	215,013	6,852,464
Legg Mason, Inc.	174,592	6,063,580
State Street Corp.	57,800	5,380,602
The Blackstone Group LP	249,700	8,032,849
		30,427,979
Consumer Finance - 5.9%
Discover Financial Services	97,300	6,850,893
OneMain Holdings, Inc. (a)	129,000	4,294,410
SLM Corp. (a)	342,400	3,920,480
Synchrony Financial	301,300	10,057,394
		25,123,177
Diversified Financial Services - 0.8%
Donnelley Financial Solutions, Inc. (a)	200,900	3,489,633
Insurance - 2.2%
American International Group, Inc.	78,100	4,140,862
Chubb Ltd.	40,800	5,182,416
		9,323,278

TOTAL FINANCIALS		85,696,102

HEALTH CARE - 4.5%
Health Care Providers & Services - 1.8%
Cigna Corp.	17,400	2,957,130
CVS Health Corp.	71,100	4,575,285
		7,532,415
Pharmaceuticals - 2.7%
Allergan PLC	19,700	3,284,384
Jazz Pharmaceuticals PLC (a)	48,900	8,425,470
		11,709,854

TOTAL HEALTH CARE		19,242,269

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	25,900	5,614,861
Airlines - 0.7%
American Airlines Group, Inc.	80,900	3,070,964
Commercial Services & Supplies - 1.2%
The Brink's Co.	62,500	4,984,375
Construction & Engineering - 1.4%
AECOM (a)	176,600	5,833,098
Electrical Equipment - 0.7%
Acuity Brands, Inc.	25,400	2,943,098
Machinery - 1.2%
Allison Transmission Holdings, Inc.	126,800	5,134,132
Professional Services - 0.7%
Nielsen Holdings PLC	97,400	3,012,582
Trading Companies & Distributors - 2.5%
AerCap Holdings NV (a)	101,600	5,501,640
Fortress Transportation & Infrastructure Investors LLC	8,325	150,433
HD Supply Holdings, Inc. (a)	116,100	4,979,529
		10,631,602
Transportation Infrastructure - 0.7%
Macquarie Infrastructure Co. LLC	71,100	3,000,420

TOTAL INDUSTRIALS		44,225,132

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	131,900	3,852,140
Electronic Equipment & Components - 1.3%
Avnet, Inc.	37,292	1,599,454
Dell Technologies, Inc. (a)	43,800	3,704,604
		5,304,058
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A	38,700	3,056,913
Conduent, Inc. (a)	243,100	4,417,127
DXC Technology Co.	46,600	3,756,426
First Data Corp. Class A (a)	252,500	5,284,825
Leidos Holdings, Inc.	118,900	7,015,100
		23,530,391
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	38,400	3,683,328
Qualcomm, Inc.	94,300	5,292,116
		8,975,444
Software - 0.8%
Micro Focus International PLC	200,300	3,475,470

TOTAL INFORMATION TECHNOLOGY		45,137,503

MATERIALS - 7.5%
Chemicals - 5.7%
DowDuPont, Inc.	103,118	6,797,539
LyondellBasell Industries NV Class A	50,808	5,581,259
Nutrien Ltd. (b)	114,800	6,245,385
Westlake Chemical Corp.	51,600	5,553,708
		24,177,891
Construction Materials - 1.1%
Eagle Materials, Inc.	42,300	4,440,231
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	70,229	3,143,450

TOTAL MATERIALS		31,761,572

REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 11.4%
American Tower Corp.	69,300	9,990,981
Douglas Emmett, Inc.	159,700	6,416,746
Equinix, Inc.	17,300	7,437,097
Equity Lifestyle Properties, Inc.	79,600	7,315,240
National Retail Properties, Inc.	178,100	7,829,276
Public Storage	41,200	9,346,632
		48,335,972
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	97,600	4,659,424

TOTAL REAL ESTATE		52,995,396

UTILITIES - 6.7%
Electric Utilities - 4.1%
Exelon Corp.	204,400	8,707,440
PPL Corp.	307,200	8,770,560
		17,478,000
Multi-Utilities - 2.6%
Sempra Energy	93,261	10,828,535

TOTAL UTILITIES		28,306,535

TOTAL COMMON STOCKS
(Cost $381,491,257)		426,153,991

Money Market Funds - 1.9%
Fidelity Securities Lending Cash Central Fund 1.92% (c)(d)
(Cost $7,992,472)	7,991,673	7,993,271
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $389,483,729)		434,147,262
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(9,167,990)
NET ASSETS - 100%		$424,979,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,606
Fidelity Securities Lending Cash Central Fund	46,341
Total	$55,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$57,795,659	$57,795,659	$--	$--
Consumer Staples	22,942,909	22,942,909	--	--
Energy	38,050,914	38,050,914	--	--
Financials	85,696,102	85,696,102	--	--
Health Care	19,242,269	19,242,269	--	--
Industrials	44,225,132	44,225,132	--	--
Information Technology	45,137,503	41,662,033	3,475,470	--
Materials	31,761,572	31,761,572	--	--
Real Estate	52,995,396	52,995,396	--	--
Utilities	28,306,535	28,306,535	--	--
Money Market Funds	7,993,271	7,993,271	--	--
Total Investments in Securities:	$434,147,262	$430,671,792	$3,475,470	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
United Kingdom	3.8%
Ireland	2.7%
Netherlands	2.6%
Canada	2.3%
Switzerland	1.2%
Sweden	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,722,367) — See accompanying schedule: Unaffiliated issuers (cost $381,491,257)	$426,153,991
Fidelity Central Funds (cost $7,992,472)	7,993,271
Total Investment in Securities (cost $389,483,729)		$434,147,262
Foreign currency held at value (cost $3,245)		3,245
Receivable for investments sold		9,124,336
Receivable for fund shares sold		135,134
Dividends receivable		716,207
Distributions receivable from Fidelity Central Funds		7,240
Other receivables		9,335
Total assets		444,142,759
Liabilities
Payable to custodian bank	$4,180,696
Payable for investments purchased	3,874,652
Payable for fund shares redeemed	2,800,116
Accrued management fee	193,979
Distribution and service plan fees payable	43,326
Other affiliated payables	44,859
Other payables and accrued expenses	31,987
Collateral on securities loaned	7,993,872
Total liabilities		19,163,487
Net Assets		$424,979,272
Net Assets consist of:
Paid in capital		$342,601,412
Undistributed net investment income		3,290,901
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,422,603
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,664,356
Net Assets		$424,979,272
Initial Class:
Net Asset Value, offering price and redemption price per share ($93,908,941 ÷ 6,855,968 shares)		$13.70
Service Class:
Net Asset Value, offering price and redemption price per share ($21,145,488 ÷ 1,548,451 shares)		$13.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($198,773,257 ÷ 14,406,312 shares)		$13.80
Investor Class:
Net Asset Value, offering price and redemption price per share ($111,151,586 ÷ 8,171,857 shares)		$13.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$4,047,430
Income from Fidelity Central Funds		55,947
Total income		4,103,377
Expenses
Management fee	$1,173,734
Transfer agent fees	185,399
Distribution and service plan fees	262,128
Accounting and security lending fees	85,475
Custodian fees and expenses	8,593
Independent trustees' fees and expenses	970
Audit	35,165
Legal	141
Miscellaneous	1,456
Total expenses before reductions	1,753,061
Expense reductions	(23,616)
Total expenses after reductions		1,729,445
Net investment income (loss)		2,373,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,128,799
Fidelity Central Funds	419
Foreign currency transactions	2,748
Total net realized gain (loss)		34,131,966
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(40,252,985)
Fidelity Central Funds	(348)
Assets and liabilities in foreign currencies	539
Total change in net unrealized appreciation (depreciation)		(40,252,794)
Net gain (loss)		(6,120,828)
Net increase (decrease) in net assets resulting from operations		$(3,746,896)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,373,932	$6,988,097
Net realized gain (loss)	34,131,966	32,466,048
Change in net unrealized appreciation (depreciation)	(40,252,794)	37,106,234
Net increase (decrease) in net assets resulting from operations	(3,746,896)	76,560,379
Distributions to shareholders from net investment income	(1,269,789)	(5,807,215)
Distributions to shareholders from net realized gain	(12,806,783)	(103,711,038)
Total distributions	(14,076,572)	(109,518,253)
Share transactions - net increase (decrease)	(10,843,392)	65,856,165
Total increase (decrease) in net assets	(28,666,860)	32,898,291
Net Assets
Beginning of period	453,646,132	420,747,841
End of period	$424,979,272	$453,646,132
Other Information
Undistributed net investment income end of period	$3,290,901	$2,186,758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Value Strategies Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$15.77	$14.54	$15.19	$14.37	$11.11
Income from Investment Operations
Net investment income (loss)A	.08	.25B	.23	.18	.15	.12
Net realized and unrealized gain (loss)	(.20)	2.35	1.17	(.64)	.83	3.26
Total from investment operations	(.12)	2.60	1.40	(.46)	.98	3.38
Distributions from net investment income	(.04)	(.22)	(.17)	(.18)	(.16)	(.12)
Distributions from net realized gain	(.41)	(3.88)	–	(.01)	–	–
Total distributions	(.45)	(4.10)	(.17)	(.19)	(.16)	(.12)
Net asset value, end of period	$13.70	$14.27	$15.77	$14.54	$15.19	$14.37
Total ReturnC,D,E	(.70)%	19.36%	9.62%	(2.99)%	6.80%	30.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%H	.68%	.67%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66%H	.68%	.67%	.67%	.68%	.68%
Expenses net of all reductions	.65%H	.67%	.67%	.67%	.68%	.68%
Net investment income (loss)	1.23%H	1.74%B	1.56%	1.19%	1.02%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$93,909	$99,324	$93,648	$98,919	$107,742	$115,594
Portfolio turnover rateI	95%H	53%	108%	25%	9%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.23	$15.74	$14.52	$15.16	$14.34	$11.08
Income from Investment Operations
Net investment income (loss)A	.08	.23B	.21	.17	.14	.11
Net realized and unrealized gain (loss)	(.20)	2.34	1.17	(.63)	.82	3.26
Total from investment operations	(.12)	2.57	1.38	(.46)	.96	3.37
Distributions from net investment income	(.04)	(.20)	(.16)	(.16)	(.14)	(.11)
Distributions from net realized gain	(.41)	(3.88)	–	(.01)	–	–
Total distributions	(.45)	(4.08)	(.16)	(.18)C	(.14)	(.11)
Net asset value, end of period	$13.66	$14.23	$15.74	$14.52	$15.16	$14.34
Total ReturnD,E,F	(.72)%	19.21%	9.48%	(3.05)%	6.69%	30.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.78%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76%I	.78%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.75%I	.77%	.77%	.77%	.77%	.78%
Net investment income (loss)	1.13%I	1.64%B	1.46%	1.09%	.93%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$21,145	$22,859	$21,949	$22,970	$29,109	$33,460
Portfolio turnover rateJ	95%I	53%	108%	25%	9%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.012 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.38	$15.86	$14.64	$15.28	$14.46	$11.18
Income from Investment Operations
Net investment income (loss)A	.07	.21B	.19	.15	.12	.09
Net realized and unrealized gain (loss)	(.20)	2.37	1.17	(.64)	.82	3.28
Total from investment operations	(.13)	2.58	1.36	(.49)	.94	3.37
Distributions from net investment income	(.04)	(.18)	(.14)	(.14)	(.12)	(.09)
Distributions from net realized gain	(.41)	(3.88)	–	(.01)	–	–
Total distributions	(.45)	(4.06)	(.14)	(.15)	(.12)	(.09)
Net asset value, end of period	$13.80	$14.38	$15.86	$14.64	$15.28	$14.46
Total ReturnC,D,E	(.81)%	19.08%	9.27%	(3.19)%	6.51%	30.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.93%	.92%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.91%H	.92%	.92%	.92%	.92%	.93%
Expenses net of all reductions	.90%H	.92%	.92%	.92%	.92%	.93%
Net investment income (loss)	.98%H	1.49%B	1.31%	.94%	.78%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$198,773	$210,354	$187,876	$186,853	$220,494	$215,780
Portfolio turnover rateI	95%H	53%	108%	25%	9%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$15.69	$14.47	$15.12	$14.31	$11.06
Income from Investment Operations
Net investment income (loss)A	.08	.23B	.22	.17	.14	.11
Net realized and unrealized gain (loss)	(.21)	2.34	1.16	(.64)	.82	3.25
Total from investment operations	(.13)	2.57	1.38	(.47)	.96	3.36
Distributions from net investment income	(.04)	(.21)	(.16)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.41)	(3.88)	–	(.01)	–	–
Total distributions	(.45)	(4.08)C	(.16)	(.18)	(.15)	(.11)
Net asset value, end of period	$13.60	$14.18	$15.69	$14.47	$15.12	$14.31
Total ReturnD,E,F	(.79)%	19.30%	9.53%	(3.07)%	6.67%	30.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.76%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.74%I	.76%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.73%I	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	1.16%I	1.66%B	1.48%	1.11%	.94%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$111,152	$121,110	$117,276	$126,007	$110,755	$115,468
Portfolio turnover rateJ	95%I	53%	108%	25%	9%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C Total distributions of $4.08 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $3.878 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,139,958
Gross unrealized depreciation	(13,591,838)
Net unrealized appreciation (depreciation)	$44,548,120
Tax cost	$389,599,142

The Fund elected to defer to its next fiscal year approximately $280,540 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $204,724,498 and $224,082,090, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$10,935
Service Class 2	251,193
$262,128

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$30,963
Service Class	7,036
Service Class 2	64,653
Investor Class	82,747
$185,399

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,388 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $635 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $46,341. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,368 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,248.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$304,275	$1,416,724
Service Class	65,358	308,631
Service Class 2	546,910	2,454,556
Investor Class	353,246	1,627,304
Total	$1,269,789	$5,807,215
From net realized gain
Initial Class	$2,828,373	$23,069,664
Service Class	651,989	5,452,821
Service Class 2	5,886,477	47,083,191
Investor Class	3,439,944	28,105,362
Total	$12,806,783	$103,711,038

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	362,597	717,848	$4,976,171	$10,210,257
Reinvestment of distributions	237,502	1,818,819	3,132,648	24,486,388
Shares redeemed	(704,660)	(1,514,816)	(9,646,654)	(21,515,582)
Net increase (decrease)	(104,561)	1,021,851	$(1,537,835)	$13,181,063
Service Class
Shares sold	63,119	61,164	$874,939	$859,498
Reinvestment of distributions	54,510	429,124	717,347	5,761,452
Shares redeemed	(175,407)	(278,675)	(2,401,840)	(3,907,293)
Net increase (decrease)	(57,778)	211,613	$(809,554)	$2,713,657
Service Class 2
Shares sold	417,580	1,087,305	$5,714,169	$15,506,124
Reinvestment of distributions	483,713	3,652,187	6,433,387	49,537,747
Shares redeemed	(1,121,453)	(1,955,576)	(15,461,703)	(28,029,450)
Net increase (decrease)	(220,160)	2,783,916	$(3,314,147)	$37,014,421
Investor Class
Shares sold	279,299	747,105	$3,827,429	$10,512,977
Reinvestment of distributions	289,556	2,222,365	3,793,190	29,732,667
Shares redeemed	(939,961)	(1,900,518)	(12,802,475)	(27,298,620)
Net increase (decrease)	(371,106)	1,068,952	$(5,181,856)	$12,947,024

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 30% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 34% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1 fees) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.66%
Actual		$1,000.00	$993.00	$3.26
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Service Class	.76%
Actual		$1,000.00	$992.80	$3.76
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Service Class 2.91%
Actual		$1,000.00	$991.90	$4.49
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Investor Class	.74%
Actual		$1,000.00	$992.10	$3.66
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVS-SANN-0818
1.774744.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2018